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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-21781

                         Pioneer Series Trust IV
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  July 31

Date of reporting period:  October 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in
ss. 210.12-12  12-14 of Regulation S-X [17 CFR 210.12-12  12-14]. The
schedules need not be audited.
			Pioneer Classic Balanced Fund
			Schedule of Investments 10/31/15 (unaudited)

	Principal Amount ($)	Floating Rate (b)		Value
			PREFERRED STOCKS - 0.2%
			Banks - 0.0% †
			Diversified Banks - 0.0% †
	779	7.88	Citigroup Capital XIII, Floating Rate Note, 10/30/40	$19,787
	332	6.00	US Bancorp, Floating Rate Note (Perpetual)	8,898
				$28,685
			Total Banks	$28,685
			Diversified Financials - 0.0% †
			Asset Management & Custody Banks - 0.0% †
	1,400	5.90	State Street Corp., Floating Rate Note, 12/31/73	$37,268
			Total Diversified Financials	$37,268
			Insurance - 0.2%
			Property & Casualty Insurance - 0.2%
	14,499	5.10	The Allstate Corp., Floating Rate Note, 1/15/53	$373,059
			Total Insurance	$373,059
			TOTAL PREFERRED STOCKS
			(Cost $426,941)	$439,012

			CONVERTIBLE PREFERRED STOCKS - 0.3%
			Banks - 0.3%
			Diversified Banks - 0.3%
	700		Wells Fargo & Co., 7.5% (Perpetual)	$829,500
			Total Banks	$829,500
			TOTAL CONVERTIBLE PREFERRED STOCKS
			(Cost $730,069)	$829,500
	Shares
			COMMON STOCKS - 62.1%
			Energy - 4.3%
			Oil & Gas Equipment & Services - 1.4%
	55,854		Halliburton Co.	$2,143,677
	23,608		Schlumberger, Ltd.	1,845,201
				$3,988,878
			Integrated Oil & Gas - 0.5%
	19,712		Occidental Petroleum Corp.	$1,469,332
			Oil & Gas Exploration & Production - 0.7%
	36,590		ConocoPhillips	$1,952,076
			Oil & Gas Refining & Marketing - 0.9%
	16,025		Phillips 66	$1,427,026
	20,406		Valero Energy Corp.	1,345,164
				$2,772,190
			Oil & Gas Storage & Transportation - 0.8%
	48,083		Spectra Energy Corp.	$1,373,731
	14,844		Targa Resources Corp.	848,335
				$2,222,066
			Total Energy	$12,404,542
			Materials - 1.1%
			Commodity Chemicals - 0.6%
	18,617		LyondellBasell Industries NV	$1,729,705
			Fertilizers & Agricultural Chemicals - 0.5%
	15,978		Monsanto Co.	$1,489,469
			Total Materials	$3,219,174
			Capital Goods - 2.6%
			Aerospace & Defense - 1.2%
	32,185		Honeywell International, Inc.	$3,324,067
			Industrial Machinery - 1.4%
	28,435		Ingersoll-Rand Plc	$1,685,058
	14,531		Snap-on, Inc.	2,410,548
				$4,095,606
			Total Capital Goods	$7,419,673
			Commercial Services & Supplies - 2.4%
			Diversified Support Services - 1.6%
	36,435		G&K Services, Inc.	$2,398,152
	57,491		KAR Auction Services, Inc.	2,207,654
				$4,605,806
			Research & Consulting Services - 0.8%
	48,740		Nielsen Holdings Plc	$2,315,637
			Total Commercial Services & Supplies	$6,921,443
			Transportation - 1.1%
			Airlines - 1.1%
	68,623		American Airlines Group, Inc.	$3,171,755
			Total Transportation	$3,171,755
			Automobiles & Components - 0.6%
			Automobile Manufacturers - 0.6%
	116,863		Ford Motor Co.	$1,730,741
			Total Automobiles & Components	$1,730,741
			Consumer Services - 1.0%
			Restaurants - 1.0%
	25,007		McDonald's Corp.	$2,807,036
			Total Consumer Services	$2,807,036
			Media - 3.0%
			Broadcasting - 1.6%
	41,020		CBS Corp. (Class B)	$1,908,250
	79,640		Gannett Co, Inc.	1,259,905
	46,817		TEGNA, Inc.	1,265,932
				$4,434,087
			Movies & Entertainment - 1.1%
	62,856		Regal Entertainment Group	$1,218,149
	27,002		Time Warner, Inc.	2,034,331
				$3,252,480
			Publishing - 0.3%
	43,108		Time, Inc.	$800,947
			Total Media	$8,487,514
			Retailing - 2.7%
			General Merchandise Stores - 0.8%
	33,149		Dollar General Corp. *	$2,246,508
			Home Improvement Retail - 1.9%
	43,993		The Home Depot, Inc.	$5,439,295
			Total Retailing	$7,685,803
			Food & Staples Retailing - 1.6%
			Drug Retail - 1.6%
	47,115		CVS Health Corp.	$4,654,020
			Total Food & Staples Retailing	$4,654,020
			Food, Beverage & Tobacco - 3.5%
			Brewers - 1.0%
	33,871		Molson Coors Brewing Co. (Class B)	$2,984,035
			Soft Drinks - 0.9%
	60,340		The Coca-Cola Co.	$2,555,399
			Tobacco - 1.6%
	39,503		Altria Group, Inc.	$2,388,746
	44,635		Reynolds American, Inc.	2,156,763
				$4,545,509
			Total Food, Beverage & Tobacco	$10,084,943
			Health Care Equipment & Services - 3.5%
			Health Care Equipment - 0.9%
	34,797		Medtronic PLC	$2,572,194
			Health Care Distributors - 1.1%
	17,123		McKesson Corp.	$3,061,592
			Health Care Services - 0.8%
	27,926		Express Scripts Holding Co. *	$2,412,248
			Managed Health Care - 0.7%
	11,853		Humana, Inc.	$2,117,301
			Total Health Care Equipment & Services	$10,163,335
			Pharmaceuticals, Biotechnology & Life Sciences - 9.4%
			Biotechnology - 3.8%
	34,018		AbbVie, Inc.	$2,025,772
	30,423		Celgene Corp. *	3,733,206
	46,649		Gilead Sciences, Inc. *	5,044,156
				$10,803,134
			Pharmaceuticals - 5.6%
	11,221		Allergan plc	$3,461,342
	46,850		AstraZeneca Plc (A.D.R.)	1,494,046
	18,322		Johnson & Johnson	1,851,072
	72,810		Merck & Co., Inc.	3,979,795
	160,522		Pfizer, Inc.	5,428,854
				$16,215,109
			Total Pharmaceuticals, Biotechnology & Life Sciences	$27,018,243
			Banks - 6.2%
			Diversified Banks - 3.7%
	252,407		Bank of America Corp.	$4,235,389
	60,331		JPMorgan Chase & Co.	3,876,267
	47,630		Wells Fargo & Co.	2,578,688
				$10,690,344
			Regional Banks - 2.1%
	83,430		Citizens Financial Group, Inc.	$2,027,349
	63,219		People's United Financial, Inc.	1,008,343
	33,707		The PNC Financial Services Group, Inc.	3,042,394
				$6,078,086
			Thrifts & Mortgage Finance - 0.4%
	66,025		New York Community Bancorp, Inc.	$1,090,733
			Total Banks	$17,859,163
			Diversified Financials - 3.0%
			Specialized Finance - 1.0%
	29,443		CME Group, Inc./IL	$2,781,480
			Consumer Finance - 0.4%
	21,609		Discover Financial Services, Inc.	$1,214,858
			Asset Management & Custody Banks - 1.0%
	108,544		Ares Capital Corp.	$1,653,125
	79,985		TCP Capital Corp.	1,163,782
				$2,816,907
			Investment Banking & Brokerage - 0.6%
	40,533		Lazard, Ltd.	$1,877,489
			Total Diversified Financials	$8,690,734
			Real Estate - 2.4%
			Hotel & Resort REIT - 1.1%
	113,913		Chesapeake Lodging Trust	$3,137,164
			Specialized REIT - 1.3%
	63,616		Iron Mountain Inc.	$1,949,194
	16,773		Lamar Advertising Company	946,500
	35,968		Outfront Media, Inc.	849,204
				$3,744,898
			Total Real Estate	$6,882,062
			Software & Services - 8.4%
			Internet Software & Services - 4.9%
	8,314		Alphabet, Inc.	$6,130,660
	4,036		Alphabet, Inc.	2,868,829
	55,863		eBay, Inc. *	1,558,578
	33,545		Facebook, Inc. *	3,420,584
				$13,978,651
			Systems Software - 3.5%
	11,576		Check Point Software Technologies, Ltd. *	$983,265
	170,647		Microsoft Corp.	8,982,862
				$9,966,127
			Total Software & Services	$23,944,778
			Technology Hardware & Equipment - 2.8%
			Communications Equipment - 0.8%
	20,586		F5 Networks, Inc. *	$2,268,577
			Computer Storage & Peripherals - 2.0%
	48,163		Apple, Inc.	$5,755,478
			Total Technology Hardware & Equipment	$8,024,055
			Semiconductors & Semiconductor Equipment - 1.8%
			Semiconductors - 1.8%
	22,941		Analog Devices, Inc.	$1,379,213
	52,036		Intel Corp.	1,761,939
	40,694		Microchip Technology, Inc.	1,965,113
				$5,106,265
			Total Semiconductors & Semiconductor Equipment	$5,106,265
			Telecommunication Services - 0.7%
			Integrated Telecommunication Services - 0.7%
	43,541		Verizon Communications, Inc.	$2,041,202
			Total Telecommunication Services	$2,041,202
			TOTAL COMMON STOCKS
			(Cost $152,178,620)	$178,316,481
	Principal Amount ($)
			ASSET BACKED SECURITIES - 1.6%
			Consumer Services - 0.1%
			Hotels, Resorts & Cruise Lines - 0.1%
	383,524		Westgate Resorts 2014-1 LLC, 3.25%, 12/20/26 (144A)	$383,044
			Total Consumer Services	$383,044
			Banks - 1.3%
			Thrifts & Mortgage Finance - 1.3%
	250,000		Ascentium Equipment Receivables 2015-1 LLC, 3.24%, 1/10/22 (144A)	$251,635
	104,752	0.69	Bayview Financial Mortgage Pass-Through Trust 2005-C, Floating Rate Note, 6/28/44	103,972
	150,000		California Republic Auto Receivables Trust 2014-3, 3.61%, 6/15/21	150,931
	149,444		Consumer Credit Origination Loan Trust 2015-1, 2.82%, 3/15/21 (144A)	150,019
	76,719		Credit-Based Asset Servicing and Securitization LLC, 4.6097%, 7/25/35 (Step)	77,108
	250,000		Flagship Credit Auto Trust 2013-1, 5.38%, 7/15/20	252,749
	250,000		Green Tree Agency Advance Funding Trust I, 4.6692%, 10/15/48 (144A)	249,150
	49,685		Lehman ABS Manufactured Housing Contract Trust 2001-B, 5.873%, 5/15/41	52,255
	189,803		Nations Equipment Finance Funding II LLC, 3.276%, 1/22/19 (144A)	190,028
	350,000		Navitas Equipment Receivables LLC 2015-1, 4.5%, 5/17/21 (144A)	352,526
	265,000	1.77	NovaStar Mortgage Funding Trust Series 2004-3, Floating Rate Note, 12/25/34	251,685
	435,000	0.80	PFS Financing Corp., Floating Rate Note, 2/15/19 (144A)	432,929
	397,167		STORE Master Funding LLC, 4.21%, 4/20/44 (144A)	410,027
	151,793		STORE Master Funding LLC, 5.77%, 8/20/42 (144A)	166,514
	45,727	0.33	Structured Asset Securities Corp Mortgage Loan Trust 2007-BC2, Floating Rate Note, 3/25/37	45,561
	479,430		SVO 2012-A VOI Mortgage LLC, 2.0%, 9/20/29 (144A)	474,633
	109,615		VOLT XIX LLC, 3.875%, 4/26/55 (Step)	109,837
				$3,721,559
			Total Banks	$3,721,559
			Diversified Financials - 0.1%
			Other Diversified Financial Services - 0.0% †
	99,989		AXIS Equipment Finance Receivables II LLC, 3.81%, 12/20/16	$101,204
			Consumer Finance - 0.1%
	250,000		AmeriCredit Automobile Receivables Trust 2012-4, 3.82%, 2/10/20 (144A)	$254,425
	19,783		California Republic Auto Receivables Trust 2012-1, 1.18%, 8/15/17 (144A)	19,785
				$274,210
			Total Diversified Financials	$375,414
			Government - 0.1%
			Government - 0.1%
	154,707	2.19	Fannie Mae Connecticut Avenue Securities, Floating Rate Note, 10/25/23	$155,997
			Total Government	$155,997
			TOTAL ASSET BACKED SECURITIES
			(Cost $4,630,396)	$4,636,014

			COLLATERALIZED MORTGAGE OBLIGATIONS - 2.9%
			Materials - 0.1%
			Forest Products - 0.1%
	350,000		TimberStar Trust I, 7.5296%, 10/15/36 (144A)	$357,063
			Total Materials	$357,063
			Banks - 2.0%
			Thrifts & Mortgage Finance - 2.0%
	217,143	0.49	ASG Resecuritization Trust 2010-3, Floating Rate Note, 12/29/45 (144A)	$208,702
	330,000	2.40	BAMLL Commercial Mortgage Securities Trust 2014-FL1, Floating Rate Note, 12/17/31 (144A)	329,732
	200,000	2.15	BAMLL Commercial Mortgage Securities Trust 2014-INLD, Floating Rate Note, 12/17/29	199,246
	125,852		Banc of America Alternative Loan Trust 2003-2, 5.75%, 4/25/33	130,359
	32,763		Banc of America Mortgage Trust 2004-11, 5.75%, 1/25/35	33,485
	38,186	4.99	Bear Stearns Commercial Mortgage Securities Trust 2005-PWR9, Floating Rate Note, 9/11/42	38,272
	290,000	2.05	Carefree Portfolio Trust 2014-CARE, Floating Rate Note, 11/15/29 (144A)	291,564
	100,000	4.65	City Center Trust 2011-CCHP, Floating Rate Note, 7/17/28 (144A)	100,739
	168,000		COMM 2012-CCRE4 Mortgage Trust, 2.436%, 10/17/45	169,310
	70,810		Credit Suisse First Boston Mortgage Securities Corp., 4.877%, 4/15/37	70,761
	333,000	1.50	Del Coronado Trust 2013-DEL, Floating Rate Note, 3/16/26 (144A)	332,582
	420,000	3.38	GAHR Commercial Mortgage Trust 2015-NRF, Floating Rate Note, 12/15/34 (144A)	416,433
	72,970		Global Mortgage Securitization, Ltd., 5.25%, 4/25/32	70,554
	199,539	0.81	Impac CMB Trust Series 2004-4, Floating Rate Note, 9/25/34	190,716
	250,000		JP Morgan Chase Commercial Mortgage Securities Trust 2010-C2, 3.6159%, 11/15/43 (144A)	258,292
	1,009,562	3.00	JP Morgan Mortgage Trust 2014-2, Floating Rate Note, 6/25/29 (144A)	1,029,950
	32,741	0.98	Merrill Lynch Mortgage Investors Trust Series MLCC 2004-D REMICS, Floating Rate Note, 9/25/29	28,389
	198,649	5.46	ML-CFC Commercial Mortgage Trust 2006-1, Floating Rate Note, 2/12/39	198,830
	621,198	3.25	NRP Mortgage Trust 2013-1, Floating Rate Note, 7/25/43 (144A)	615,134
	22,844		ORES NPL 2013-LV2 LLC, 3.081%, 9/25/25 (144A)	22,821
	58,137		RALI Series 2004-QS3 Trust, 5.0%, 3/25/19	58,286
	101,657	2.35	Resource Capital Corp. CRE Notes 2013, Ltd., Floating Rate Note, 6/15/16 (144A)	101,668
	78,472	2.25	Sequoia Mortgage Trust 2013-8, Floating Rate Note, 6/25/43	76,289
	132,571	3.00	Sequoia Mortgage Trust 2013-8, Floating Rate Note, 6/25/43	129,738
	89,354	2.92	Structured Adjustable Rate Mortgage Loan Trust Class 1A1, Floating Rate Note, 3/25/34	88,679
	93,724	2.27	Structured Adjustable Rate Mortgage Loan Trust, Floating Rate Note, 1/25/35	92,565
	479,342	2.63	Velocity Commercial Capital Loan Trust 2015-1, Floating Rate Note, 6/25/45 (144A)	476,946
				$5,760,042
			Total Banks	$5,760,042
			Government - 0.8%
			Government - 0.8%
	781,510		Federal Home Loan Mortgage Corp. REMICS, 3.5%, 11/15/25	$827,799
	88,141	0.86	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 2/15/24	90,802
	89,545	0.61	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 5/15/41	90,148
	58,808		Federal Home Loan Mortgage Corp., 3.0%, 10/15/38	60,573
	66,834	0.51	Federal National Mortgage Association REMICS, Floating Rate Note, 11/25/36	66,992
	96,705	0.49	Federal National Mortgage Association REMICS, Floating Rate Note, 4/25/36	97,044
	270,781	0.64	Federal National Mortgage Association REMICS, Floating Rate Note, 7/25/41	272,494
	43,419	0.74	Federal National Mortgage Association REMICS, Floating Rate Note, 9/25/37	43,922
	26,958	1.54	Freddie Mac Structured Agency Credit Risk Debt Notes, Floating Rate Note, 8/25/24	26,955
	580,922		Freddie Mac, 3.5%, 10/15/28	597,454
	109,000	3.95	FREMF Mortgage Trust Class B, Floating Rate Note, 6/25/47 (144A)	113,316
	46,699	0.72	Government National Mortgage Association, Floating Rate Note, 11/20/30	47,034
				$2,334,533
			Total Government	$2,334,533
			TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
			(Cost $8,434,632)	$8,451,638

			CORPORATE BONDS - 16.5%
			Energy - 2.6%
			Oil & Gas Drilling - 0.2%
	250,000		Ensco Plc, 4.5%, 10/1/24	$203,988
	225,000		Pride International, Inc., 6.875%, 8/15/20	221,603
	100,000		Rowan Companies, Inc., 4.75%, 1/15/24	78,029
				$503,620
			Oil & Gas Equipment & Services - 0.2%
	250,000		Helmerich & Payne International Drilling Co., 4.65%, 3/15/25	$253,686
	250,000		Weatherford International, Ltd. Bermuda, 5.95%, 4/15/42	169,375
	205,000		Weatherford International, Ltd. Bermuda, 9.625%, 3/1/19	213,200
				$636,261
			Integrated Oil & Gas - 0.3%
	250,000		ConocoPhillips Co., 2.875%, 11/15/21	$250,664
	175,000		Ecopetrol SA, 4.25%, 9/18/18	178,062
	175,000		Exxon Mobil Corp., 2.397%, 3/6/22	174,752
	250,000		Statoil ASA, 2.9%, 11/8/20	257,162
				$860,640
			Oil & Gas Exploration & Production - 0.2%
	200,000		Dolphin Energy, Ltd., 5.5%, 12/15/21 (144A)	$226,000
	400,000		Novatek OAO via Novatek Finance, Ltd., 4.422%, 12/13/22 (144A)	358,080
				$584,080
			Oil & Gas Refining & Marketing - 0.4%
	300,000		GS Caltex Corp., 3.25%, 10/1/18 (144A)	$305,850
	360,000		Motiva Enterprises LLC, 5.75%, 1/15/20 (144A)	393,733
	370,000		Valero Energy Corp., 9.375%, 3/15/19	448,668
				$1,148,251
			Oil & Gas Storage & Transportation - 1.1%
	250,000		Boardwalk Pipelines LP, 4.95%, 12/15/24	$228,742
	330,000		Boardwalk Pipelines LP, 5.5%, 2/1/17	337,900
	125,000		Buckeye Partners LP, 6.05%, 1/15/18	131,881
	200,000		DCP Midstream LLC, 9.75%, 3/15/19 (144A)	216,847
	250,000	5.85	DCP Midstream LLC, Floating Rate Note, 5/21/43 (144A)	199,375
	250,000		Energy Transfer Partners LP, 2.5%, 6/15/18	247,131
	250,000		Enterprise Products Operating LLC, 2.55%, 10/15/19	249,118
	200,000		Kinder Morgan, Inc. Delaware, 3.05%, 12/1/19	193,869
	250,000		Plains All American Pipeline LP, 4.9%, 2/15/45	222,082
	425,000		Questar Pipeline Co., 5.83%, 2/1/18	461,468
	200,000		Spectra Energy Capital LLC, 6.75%, 7/15/18	218,279
	200,000		The Williams Companies, Inc., 5.75%, 6/24/44	146,376
	242,000		The Williams Companies, Inc., 7.75%, 6/15/31	226,413
	100,000		TransCanada PipeLines, Ltd., 1.875%, 1/12/18	100,304
	200,000	6.35	TransCanada PipeLines, Ltd., Floating Rate Note, 5/15/67	166,000
				$3,345,785
			Coal & Consumable Fuels - 0.1%
	250,000		Corp Nacional del Cobre de Chile, 5.625%, 10/18/43 (144A)	$249,362
			Other Diversified Financial Services - 0.1%
	250,000		Sinopec Group Overseas Development 2014, Ltd., 4.375%, 4/10/24 (144A)	$261,856
			Total Energy	$7,589,855
			Materials - 0.9%
			Fertilizers & Agricultural Chemicals - 0.2%
	250,000		Agrium, Inc., 4.125%, 3/15/35	$223,239
	250,000		FMC Corp., 4.1%, 2/1/24	250,840
	200,000		Monsanto Co., 1.15%, 6/30/17	199,255
				$673,334
			Industrial Gases - 0.1%
	250,000		Praxair Inc., 2.65%, 2/5/25	$241,910
			Specialty Chemicals - 0.1%
	200,000		Cytec Industries, Inc., 3.5%, 4/1/23	$194,230
	100,000		The Valspar Corp., 3.3%, 2/1/25	96,417
				$290,647
			Construction Materials - 0.0% †
	125,000		Holcim US Finance Sarl & Cie SCS, 6.0%, 12/30/19 (144A)	$140,272
			Diversified Metals & Mining - 0.1%
	350,000		Gold Fields Orogen Holdings BVI, Ltd., 4.875%, 10/7/20 (144A)	$283,500
			Steel - 0.2%
	200,000		Glencore Funding LLC, 4.125%, 5/30/23 (144A)	$161,500
	250,000		Reliance Steel & Aluminum Co., 4.5%, 4/15/23	235,594
	150,000		Worthington Industries, Inc., 4.55%, 4/15/26	150,352
				$547,446
			Paper Products - 0.2%
	250,000		International Paper Co., 3.8%, 1/15/26	$249,466
	250,000		International Paper Co., 6.0%, 11/15/41	275,485
				$524,951
			Total Materials	$2,702,060
			Capital Goods - 0.7%
			Aerospace & Defense - 0.2%
	200,000		Rockwell Collins, Inc., 3.7%, 12/15/23	$208,314
	250,000		United Technologies Corp., 1.778%, 5/4/18 (Step)	249,119
				$457,433
			Building Products - 0.1%
	250,000		Masco Corp., 4.45%, 4/1/25	$250,625
	175,000	5.75	Stanley Black & Decker, Inc., Floating Rate Note, 12/15/53	185,062
				$435,687
			Industrial Conglomerates - 0.1%
	200,000		3M Co., 1.625%, 6/15/19	$200,564
			Construction & Farm Machinery & Heavy Trucks - 0.2%
	250,000		Cummins, Inc., 5.65%, 3/1/98	$261,584
	46,000		Cummins, Inc., 6.75%, 2/15/27	58,104
	250,000		Wabtec Corp. Delaware, 4.375%, 8/15/23	258,842
				$578,530
			Industrial Machinery - 0.1%
	200,000		CNH Industrial Capital LLC, 3.375%, 7/15/19	$196,750
	51,000		Valmont Industries, Inc., 6.625%, 4/20/20	58,092
				$254,842
			Total Capital Goods	$1,927,056
			Commercial Services & Supplies - 0.1%
			Research & Consulting Services - 0.1%
	225,000		Verisk Analytics, Inc., 5.5%, 6/15/45	$215,190
			Total Commercial Services & Supplies	$215,190
			Transportation - 0.4%
			Airlines - 0.2%
	139,269		Air Canada 2013-1 Class A Pass Through Trust, 4.125%, 11/15/26 (144A)	$141,358
	250,000		Air Canada 2015-1 Class A Pass Through Trust, 3.6%, 9/15/28 (144A)	241,250
	1,993		Continental Airlines 1998-1 Class A Pass Through Trust, 6.648%, 9/15/17	2,053
	63,064		Delta Air Lines 2010-2 Class A Pass Through Trust, 4.95%, 5/23/19	66,060
				$450,721
			Railroads - 0.1%
	150,000		Burlington Northern Santa Fe LLC, 5.15%, 9/1/43	$161,024
	250,000	N/A	PennUnion Re, Ltd., Floating Rate Note, 12/7/18 (Cat Bond) (144A)	250,300
				$411,324
			Highways & Railtracks - 0.1%
	300,000		ERAC USA Finance LLC, 4.5%, 2/15/45 (144A)	$278,917
			Total Transportation	$1,140,962
			Automobiles & Components - 0.2%
			Auto Parts & Equipment - 0.1%
	145,000		Delphi Corp., 4.15%, 3/15/24	$145,483
	250,000		Johnson Controls, Inc., 1.4%, 11/2/17	248,328
				$393,811
			Automobile Manufacturers - 0.1%
	250,000		Ford Motor Credit Co. LLC, 2.875%, 10/1/18	$253,102
			Total Automobiles & Components	$646,913
			Consumer Durables & Apparel - 0.1%
			Homebuilding - 0.1%
	200,000		DR Horton, Inc., 4.0%, 2/15/20	$206,000
			Total Consumer Durables & Apparel	$206,000
			Consumer Services - 0.3%
			Hotels, Resorts & Cruise Lines - 0.1%
	250,000		Marriott International, Inc., 3.125%, 10/15/21	$251,922
	120,000		Marriott International, Inc., 3.375%, 10/15/20	123,766
				$375,688
			Restaurants - 0.1%
	140,000		Starbucks Corp., 0.875%, 12/5/16	$140,118
			Education Services - 0.1%
	250,000		Colby College, 4.25%, 7/1/55	$228,410
			Total Consumer Services	$744,216
			Media - 0.3%
			Cable & Satellite - 0.1%
	250,000		CCO Safari II LLC, 6.384%, 10/23/35 (144A)	$257,522
	125,000		Sky Plc, 6.1%, 2/15/18 (144A)	136,025
				$393,547
			Movies & Entertainment - 0.1%
	250,000		The Met, 3.4%, 7/1/45	$225,213
			Publishing - 0.1%
	95,000		Thomson Reuters Corp., 0.875%, 5/23/16	$95,007
	250,000		Thomson Reuters Corp., 1.3%, 2/23/17	249,592
				$344,599
			Total Media	$963,359
			Retailing - 0.3%
			Catalog Retail - 0.1%
	225,000		QVC, Inc., 4.45%, 2/15/25	$213,727
			Apparel Retail - 0.1%
	250,000		The TJX Companies, Inc., 2.75%, 6/15/21	$253,330
			Home Improvement Retail - 0.1%
	250,000		The Home Depot, Inc., 2.625%, 6/1/22	$251,569
			Total Retailing	$718,626
			Food & Staples Retailing - 0.2%
			Drug Retail - 0.2%
	250,000		CVS Health Corp., 3.5%, 7/20/22	$257,906
	158,534		CVS Pass-Through Trust, 5.298%, 1/11/27 (144A)	175,180
	109,578		CVS Pass-Through Trust, 5.773%, 1/10/33 (144A)	120,387
				$553,473
			Total Food & Staples Retailing	$553,473
			Food, Beverage & Tobacco - 0.3%
			Brewers - 0.0% †
	55,000		Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15/19	$64,236
			Agricultural Products - 0.2%
	410,000		Viterra, Inc., 5.95%, 8/1/20 (144A)	$369,000
			Packaged Foods & Meats - 0.1%
	250,000		Kraft Foods Group, Inc., 3.5%, 6/6/22	$254,950
			Tobacco - 0.0% †
	50,000		Philip Morris International, Inc., 3.25%, 11/10/24	$50,665
			Total Food, Beverage & Tobacco	$738,851
			Household & Personal Products - 0.1%
			Household Products - 0.1%
	200,000		Kimberly-Clark de Mexico SAB de CV, 3.8%, 4/8/24 (144A)	$202,834
	200,000		Reckitt Benckiser Treasury Services Plc, 2.125%, 9/21/18 (144A)	200,494
				$403,328
			Total Household & Personal Products	$403,328
			Health Care Equipment & Services - 0.2%
			Health Care Equipment - 0.2%
	250,000		Becton Dickinson and Co., 1.8%, 12/15/17	$251,332
	150,000		Boston Scientific Corp., 2.65%, 10/1/18	151,596
				$402,928
			Managed Health Care - 0.0% †
	100,000		Anthem, Inc., 3.3%, 1/15/23	$99,158
			Total Health Care Equipment & Services	$502,086
			Pharmaceuticals, Biotechnology & Life Sciences - 0.1%
			Biotechnology - 0.1%
	165,000		Gilead Sciences, Inc., 3.25%, 9/1/22	$167,322
			Total Pharmaceuticals, Biotechnology & Life Sciences	$167,322
			Banks - 1.5%
			Diversified Banks - 1.1%
	300,000		Bank of America Corp., 4.1%, 7/24/23	$313,528
	250,000		Citigroup, Inc., 2.55%, 4/8/19	252,440
	250,000		Citigroup, Inc., 3.875%, 3/26/25	243,942
	200,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA Netherlands, 3.875%, 2/8/22	211,707
	300,000		Export-Import Bank of Korea, 2.875%, 9/17/18	307,351
	250,000		First Tennessee Bank NA, 2.95%, 12/1/19	250,702
	200,000		HSBC Holdings Plc, 4.875%, 1/14/22	220,036
	250,000		Intesa Sanpaolo S.p.A., 3.125%, 1/15/16	251,065
	200,000		Intesa Sanpaolo S.p.A., 6.5%, 2/24/21 (144A)	230,376
	250,000		Macquarie Bank, Ltd., 6.625%, 4/7/21 (144A)	282,295
	250,000		Nordea Bank AB, 4.25%, 9/21/22 (144A)	255,498
	150,000		Royal Bank of Canada, 1.45%, 9/9/16	151,060
	200,000		Wells Fargo & Co., 4.125%, 8/15/23	208,138
				$3,178,138
			Regional Banks - 0.4%
	138,000		BB&T Corp., 1.6%, 8/15/17	$138,641
	250,000		HSBC Bank USA NA New York NY, 6.0%, 8/9/17	267,993
	300,000		KeyBank NA Cleveland Ohio, 2.25%, 3/16/20	298,237
	300,000		SunTrust Bank, 1.35%, 2/15/17	299,920
	210,000	6.75	The PNC Financial Services Group, Inc., Floating Rate Note (Perpetual)	226,319
				$1,231,110
			Total Banks	$4,409,248
			Diversified Financials - 2.2%
			Other Diversified Financial Services - 0.6%
	290,000		Alterra Finance LLC, 6.25%, 9/30/20	$330,969
	400,000		Carlyle Holdings II Finance LLC, 5.625%, 3/30/43 (144A)	425,230
	121,000		General Electric Capital Corp., 6.75%, 3/15/32	158,684
	650,000	6.75	JPMorgan Chase & Co., Floating Rate Note, 8/29/49	705,250
				$1,620,133
			Specialized Finance - 0.4%
	175,000		Aviation Capital Group Corp., 6.75%, 4/6/21 (144A)	$198,188
	200,000		BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros, 5.5%, 7/16/20 (144A)	204,000
	500,000		Private Export Funding Corp., 2.3%, 9/15/20	507,472
	250,000		USAA Capital Corp., 2.45%, 8/1/20 (144A)	252,363
				$1,162,023
			Consumer Finance - 0.6%
	250,000		Ally Financial, Inc., 3.6%, 5/21/18	$253,125
	250,000		American Express Co., 1.55%, 5/22/18	249,080
	360,000		Capital One Bank USA NA, 8.8%, 7/15/19	432,215
	300,000		Capital One Financial Corp., 3.75%, 4/24/24	303,295
	250,000		Capital One NA, 1.65%, 2/5/18	248,582
	150,000		Toyota Motor Credit Corp., 0.75%, 3/3/17 (Step)	149,854
				$1,636,151
			Asset Management & Custody Banks - 0.3%
	300,000		KKR Group Finance Co. II LLC, 5.5%, 2/1/43 (144A)	$310,524
	250,000		Neuberger Berman Group LLC, 4.875%, 4/15/45 (144A)	219,970
	250,000	4.50	The Bank of New York Mellon Corp., Floating Rate Note (Perpetual)	232,500
				$762,994
			Investment Banking & Brokerage - 0.2%
	75,000		KKR Group Finance Co III LLC, 5.125%, 6/1/44 (144A)	$74,116
	250,000		Morgan Stanley, 2.65%, 1/27/20	251,674
	250,000		Morgan Stanley, 4.1%, 5/22/23	254,027
				$579,817
			Diversified Capital Markets - 0.1%
	413,989		GE Capital International Funding Co., 4.418%, 11/15/35 (144A)	$429,633
			Total Diversified Financials	$6,190,751
			Insurance - 2.5%
			Life & Health Insurance - 0.3%
	220,000		Principal Financial Group, Inc., 3.3%, 9/15/22	$218,617
	335,000		Protective Life Corp., 7.375%, 10/15/19	393,899
	200,000	5.62	Prudential Financial, Inc., Floating Rate Note, 6/15/43	209,300
	150,000	5.88	Prudential Financial, Inc., Floating Rate Note, 9/15/42	159,000
				$980,816
			Multi-line Insurance - 0.3%
	200,000		AIG, 3.875%, 1/15/35	$187,385
	250,000		AXA SA, 8.6%, 12/15/30	342,345
	200,000		New York Life Global Funding, 1.125%, 3/1/17 (144A)	200,133
	200,000		New York Life Global Funding, 1.45%, 12/15/17 (144A)	200,327
				$930,190
			Property & Casualty Insurance - 0.2%
	170,000		OneBeacon US Holdings, Inc., 4.6%, 11/9/22	$172,018
	250,000		The Hanover Insurance Group, Inc., 6.375%, 6/15/21	283,286
				$455,304
			Reinsurance - 1.7%
	250,000	3.66	Acorn Re, Ltd., Floating Rate Note, 7/17/18 (Cat Bond) (144A)	$252,000
	250,000	5.95	Alamo Re, Ltd., Floating Rate Note, 6/7/18 (Cat Bond) (144A)	259,550
	250,000	5.25	Caelus Re, Ltd., Floating Rate Note, 3/7/16 (Cat Bond) (144A)	252,350
	250,000	0.00	Compass Re II, Ltd., Floating Rate Note, 12/8/15 (Cat Bond)	249,050
	250,000	3.78	East Lane Re VI, Ltd., Floating Rate Note, 3/13/20 (Cat Bond) (144A)	250,725
	274,050		Exeter Segregated Account (Kane SAC Ltd.), Variable Rate Notes, 1/7/16 (c)	298,112
	250,000	3.76	Kilimanjaro Re, Ltd., Floating Rate Note, 11/25/19 (Cat Bond) (144A)	247,775
	250,000	4.77	Kilimanjaro Re, Ltd., Floating Rate Note, 4/30/18 (Cat Bond) (144A)	250,375
	250,000		Kingsbarn 2015 Segregated Account (Kane SAC Ltd.), Variable Rate Notes, 12/18/15 (c)	244,525
	250,000	4.27	Longpoint Re, Ltd. III, Floating Rate Note, 5/18/16 (Cat Bond) (144A)	251,725
	100,000		Lorenz Re, Ltd., Variable Rate Notes, 3/31/18 (c)	106,890
	222,333		Muirfield Segregated Account (Kane SAC Ltd.), Variable Rate Notes, 1/12/16 (c)	248,924
	250,000	5.75	Queen Street X Re, Ltd., Floating Rate Note, 6/8/18 (Cat Bond) (144A)	246,250
	250,000	5.30	Residential Reinsurance 2013, Ltd., Floating Rate Note, 12/6/17 (Cat Bond) (144A)	250,300
	250,000	3.01	Sanders Re, Ltd., Floating Rate Note, 5/25/18 (Cat Bond) (144A)	245,725
	250,000	4.00	Sanders Re, Ltd., Floating Rate Note, 5/5/17 (Cat Bond) (144A)	251,325
	250,000	3.87	Sanders Re, Ltd., Floating Rate Note, 6/7/17 (Cat Bond) (144A)	253,100
	250,000		Sector Re V, Ltd., Variable Rate Notes, 3/1/20 (144A) (c)	263,725
	229,417		Troon Segregated Account (Kane SAC Ltd.), Variable Rate Notes, 1/12/16 (c)	249,192
	250,000	3.56	Vita Capital V, Ltd., Floating Rate Note, 1/15/17 (Cat Bond) (144A)	252,550
				$4,924,168
			Total Insurance	$7,290,478
			Real Estate - 0.4%
			Diversified REIT - 0.3%
	200,000		DCT Industrial Operating Partnership LP, 4.5%, 10/15/23	$201,218
	300,000		Duke Realty LP, 3.75%, 12/1/24	293,286
	250,000		Essex Portfolio LP, 3.5%, 4/1/25	242,468
				$736,972
			Office REIT - 0.1%
	110,000		Alexandria Real Estate Equities, Inc., 4.6%, 4/1/22	$114,918
	250,000		Highwoods Realty LP, 3.625%, 1/15/23	249,541
				$364,459
			Specialized REIT - 0.0% †
	50,000		CubeSmart LP, 4.8%, 7/15/22	$53,914
			Total Real Estate	$1,155,345
			Software & Services - 0.1%
			Data Processing & Outsourced Services - 0.0% †
	44,000		First Data Corp., 8.25%, 1/15/21 (144A)	$46,145
			Systems Software - 0.1%
	250,000		Oracle Corp., 2.5%, 5/15/22	$246,894
			Total Software & Services	$293,039
			Technology Hardware & Equipment - 0.3%
			Communications Equipment - 0.1%
	150,000		Cisco Systems, Inc., 2.9%, 3/4/21	$154,799
	250,000		Cisco Systems, Inc., 3.5%, 6/15/25	259,502
				$414,301
			Technology Hardware, Storage & Peripherals - 0.1%
	250,000		Seagate HDD Cayman, 4.875%, 6/1/27 (144A)	$217,308
			Electronic Manufacturing Services - 0.1%
	250,000		Flextronics International, Ltd., 4.75%, 6/15/25 (144A)	$243,750
			Total Technology Hardware & Equipment	$875,359
			Semiconductors & Semiconductor Equipment - 0.4%
			Semiconductors - 0.4%
	250,000		Altera Corp., 2.5%, 11/15/18	$253,910
	250,000		Intel Corp., 4.9%, 7/29/45	259,992
	175,000		Micron Semiconductor Asia Pte, Ltd., 1.258%, 1/15/19	174,857
	200,000		Texas Instruments, Inc., 0.875%, 3/12/17	200,039
	150,000		Xilinx, Inc., 3.0%, 3/15/21	151,618
				$1,040,416
			Total Semiconductors & Semiconductor Equipment	$1,040,416
			Telecommunication Services - 0.8%
			Integrated Telecommunication Services - 0.5%
	250,000		AT&T, Inc., 4.75%, 5/15/46	$229,539
	350,000		Telefonica Emisiones SAU, 5.462%, 2/16/21	390,593
	300,000		Telefonica Emisiones SAU, 6.221%, 7/3/17	322,372
	195,000		Verizon Communications, Inc., 5.012%, 8/21/54	180,256
	196,000		Verizon Communications, Inc., 6.55%, 9/15/43	234,617
				$1,357,377
			Wireless Telecommunication Services - 0.3%
	250,000		Crown Castle Towers LLC, 3.222%, 5/15/22 (144A)	$245,758
	240,000		Crown Castle Towers LLC, 4.883%, 8/15/20 (144A)	259,184
	250,000		Crown Castle Towers LLC, 5.495%, 1/15/17 (144A)	256,478
	140,000		Crown Castle Towers LLC, 6.113%, 1/15/20 (144A)	154,611
	100,000		WCP Issuer llc, 6.657%, 8/15/20 (144A)	103,217
				$1,019,248
			Total Telecommunication Services	$2,376,625
			Utilities - 1.5%
			Electric Utilities - 1.2%
	225,000		Commonwealth Edison Co., 6.15%, 9/15/17	$244,436
	100,000		Electricite de France SA, 6.0%, 1/22/14 (144A)	101,234
	250,000	5.25	Electricite de France SA, Floating Rate Note (Perpetual) (144A)	248,750
	270,000		Enel Finance International NV, 5.125%, 10/7/19 (144A)	295,349
	200,000	8.13	Enel S.p.A., Floating Rate Note, 9/24/73 (144A)	230,500
	250,000		Exelon Corp., 2.85%, 6/15/20	250,199
	76,781		FPL Energy American Wind LLC, 6.639%, 6/20/23 (144A)	77,941
	13,318		FPL Energy Wind Funding LLC, 6.876%, 6/27/17 (144A)	13,052
	560,000		Iberdrola International BV, 6.75%, 7/15/36	688,848
	200,000		Israel Electric Corp., Ltd., 6.7%, 2/10/17 (144A)	210,400
	200,000		Israel Electric Corp., Ltd., 7.25%, 1/15/19 (144A)	224,650
	125,000		Nevada Power Co., 6.5%, 8/1/18	140,643
	250,000		NextEra Energy Capital Holdings, Inc., 2.056%, 9/1/17	251,204
	64,343		Orcal Geothermal, Inc., 6.21%, 12/30/20 (144A)	66,273
	275,000		Public Service Co. of New Mexico, 7.95%, 5/15/18	311,243
	250,000		Southwestern Electric Power Co., 3.9%, 4/1/45	221,205
				$3,575,927
			Gas Utilities - 0.1%
	250,000		Southern California Gas Co., 5.125%, 11/15/40	$288,952
			Multi-Utilities - 0.2%
	415,000		New York State Electric & Gas Corp., 6.15%, 12/15/17 (144A)	$444,027
			Independent Power Producers & Energy Traders - 0.0% †
	78,188		Alta Wind Holdings LLC, 7.0%, 6/30/35 (144A)	$84,710
			Total Utilities	$4,393,616
			TOTAL CORPORATE BONDS
			(Cost $46,544,380)	$47,244,174

			U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 13.0%
	1,678,109		Fannie Mae, 3.5%, 7/1/43	$1,749,820
	989,268		Fannie Mae, 3.5%, 8/1/45	1,030,442
	137,551		Fannie Mae, 4.0%, 1/1/41	146,867
	507,861		Fannie Mae, 4.0%, 2/1/41	541,590
	665,999		Fannie Mae, 4.0%, 2/1/41	710,237
	649,331		Fannie Mae, 4.0%, 3/1/41	692,462
	817,061		Fannie Mae, 4.0%, 6/1/42	875,088
	611,668		Fannie Mae, 4.0%, 7/1/43	651,477
	399,396		Fannie Mae, 4.0%, 7/1/44	425,389
	355,821		Fannie Mae, 4.0%, 8/1/43	378,989
	351,874		Fannie Mae, 4.0%, 8/1/43	374,975
	575,593		Fannie Mae, 4.0%, 9/1/40	613,726
	406,288		Fannie Mae, 4.0%, 9/1/40	433,275
	322,677		Fannie Mae, 4.0%, 9/1/42	344,415
	507,725		Fannie Mae, 4.0%, 9/1/44	540,769
	30,838		Fannie Mae, 4.5%, 11/1/20	32,145
	9,118		Fannie Mae, 4.5%, 12/1/43	10,035
	686,970		Fannie Mae, 4.5%, 12/1/43	744,319
	534,988		Fannie Mae, 4.5%, 4/1/41	581,356
	740,343		Fannie Mae, 4.5%, 6/1/40	804,252
	23,877		Fannie Mae, 5.0%, 5/1/18	24,798
	65,888		Fannie Mae, 5.0%, 6/1/37	72,531
	136,148		Fannie Mae, 5.5%, 10/1/35	153,352
	14,255		Fannie Mae, 5.5%, 12/1/34	15,999
	68,489		Fannie Mae, 5.5%, 12/1/35	76,973
	59,687		Fannie Mae, 5.5%, 12/1/35	67,063
	72,474		Fannie Mae, 5.5%, 3/1/23	79,142
	10,178		Fannie Mae, 5.5%, 3/1/34	11,363
	56,016		Fannie Mae, 5.5%, 5/1/37	62,710
	227,970		Fannie Mae, 5.5%, 5/1/38	255,455
	33,429		Fannie Mae, 6.0%, 10/1/37	37,852
	40,797		Fannie Mae, 6.0%, 12/1/33	46,654
	20,065		Fannie Mae, 6.0%, 12/1/37	22,720
	3,838		Fannie Mae, 6.0%, 8/1/32	4,395
	1,436		Fannie Mae, 6.0%, 9/1/29	1,643
	12,382		Fannie Mae, 6.5%, 10/1/32	14,152
	23,512		Fannie Mae, 6.5%, 4/1/29	27,023
	37,180		Fannie Mae, 6.5%, 5/1/32	43,907
	5,666		Fannie Mae, 6.5%, 7/1/29	6,476
	28,095		Fannie Mae, 6.5%, 9/1/32	32,806
	13,907		Fannie Mae, 7.0%, 1/1/36	15,075
	181		Fannie Mae, 8.0%, 5/1/31	181
	695,429		Federal Home Loan Mortgage Corp., 3.5%, 1/1/45	722,653
	253,041		Federal Home Loan Mortgage Corp., 3.5%, 11/1/28	269,399
	230,606		Federal Home Loan Mortgage Corp., 3.5%, 3/1/26	243,672
	447,743		Federal Home Loan Mortgage Corp., 3.5%, 3/1/42	466,794
	1,684,968		Federal Home Loan Mortgage Corp., 3.5%, 3/1/45	1,750,929
	688,923		Federal Home Loan Mortgage Corp., 3.5%, 6/1/45	715,910
	605,141		Federal Home Loan Mortgage Corp., 3.5%, 7/1/44	628,830
	1,923,738		Federal Home Loan Mortgage Corp., 3.5%, 9/1/42	2,006,788
	521,321		Federal Home Loan Mortgage Corp., 4.0%, 1/1/41	555,506
	1,234,751		Federal Home Loan Mortgage Corp., 4.0%, 10/1/44	1,312,350
	772,919		Federal Home Loan Mortgage Corp., 4.0%, 11/1/40	823,370
	912,858		Federal Home Loan Mortgage Corp., 4.0%, 11/1/40	972,726
	425,413		Federal Home Loan Mortgage Corp., 4.0%, 11/1/44	452,148
	1,461,714		Federal Home Loan Mortgage Corp., 4.0%, 12/1/44	1,553,591
	398,983		Federal Home Loan Mortgage Corp., 4.0%, 2/1/40	425,178
	1,263,746		Federal Home Loan Mortgage Corp., 4.0%, 6/1/44	1,343,167
	385,448		Federal Home Loan Mortgage Corp., 4.0%, 7/1/44	409,671
	405,261		Federal Home Loan Mortgage Corp., 4.0%, 9/1/44	430,730
	344,495		Federal Home Loan Mortgage Corp., 4.5%, 5/1/40	374,400
	344,300		Federal Home Loan Mortgage Corp., 4.5%, 5/1/41	374,250
	182,279		Federal Home Loan Mortgage Corp., 4.5%, 7/1/40	198,132
	97,597		Federal Home Loan Mortgage Corp., 4.5%, 8/1/34	105,954
	67,261		Federal Home Loan Mortgage Corp., 5.0%, 11/1/34	74,282
	72,083		Federal Home Loan Mortgage Corp., 5.0%, 8/1/37	78,999
	4,110		Federal Home Loan Mortgage Corp., 5.5%, 10/1/16	4,119
	35,293		Federal Home Loan Mortgage Corp., 5.5%, 11/1/34	39,375
	28,978		Federal Home Loan Mortgage Corp., 6.0%, 1/1/38	32,816
	47,631		Federal Home Loan Mortgage Corp., 6.0%, 10/1/38	53,778
	34,665		Federal Home Loan Mortgage Corp., 6.0%, 4/1/33	39,128
	13,265		Federal Home Loan Mortgage Corp., 6.5%, 10/1/33	15,883
	74,889		Federal Home Loan Mortgage Corp., 7.0%, 10/1/46	85,245
	750,000		Federal National Mortgage Association, 3.5%, 11/1/45	781,215
	497,375		Federal National Mortgage Association, 4.0%, 9/1/45	529,904
	944,957		Government National Mortgage Association I, 4.0%, 9/15/41	1,006,963
	37,749		Government National Mortgage Association I, 5.0%, 2/15/18	38,851
	41,783		Government National Mortgage Association I, 5.0%, 2/15/18	43,103
	20,279		Government National Mortgage Association I, 5.5%, 8/15/33	23,177
	25,660		Government National Mortgage Association I, 5.5%, 9/15/33	28,885
	19,717		Government National Mortgage Association I, 6.0%, 10/15/33	22,848
	19,495		Government National Mortgage Association I, 6.0%, 9/15/34	22,122
	151,686		Government National Mortgage Association I, 6.0%, 9/15/38	173,868
	23,279		Government National Mortgage Association I, 6.5%, 10/15/28	26,715
	36,694		Government National Mortgage Association I, 6.5%, 12/15/32	43,248
	40,205		Government National Mortgage Association I, 6.5%, 5/15/31	46,139
	25,543		Government National Mortgage Association I, 6.5%, 5/15/33	29,314
	35,202		Government National Mortgage Association I, 6.5%, 6/15/32	42,029
	531		Government National Mortgage Association I, 7.0%, 8/15/28	606
	3,307		Government National Mortgage Association I, 8.0%, 2/15/30	3,353
	50,395		Government National Mortgage Association II, 5.5%, 2/20/34	56,822
	74,559		Government National Mortgage Association II, 6.5%, 11/20/28	86,654
	3,026		Government National Mortgage Association II, 7.5%, 9/20/29	3,625
	950,000		U.S. Treasury Bonds, 3.125%, 2/15/43	987,778
	370,000		U.S. Treasury Bonds, 5.25%, 11/15/28	489,532
	675,000		U.S. Treasury Bonds, 5.375%, 2/15/31	927,229
	753,705		U.S. Treasury Inflation Indexed Bonds, 0.375%, 7/15/25	735,137
	506,020		U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/45	448,809
	250,000		U.S. Treasury Notes, 2.25%, 11/15/24	252,682
	750,000		U.S. Treasury Notes, 2.625%, 11/15/20	787,636
	165,000		U.S. Treasury Notes, 3.125%, 5/15/19	175,716
	115,000		U.S. Treasury Notes, 3.375%, 11/15/19	124,065
			TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
			(Cost $36,708,262)	$37,251,696

			FOREIGN GOVERNMENT BONDS - 0.1%
	200,000		Commonwealth of the Bahamas, 5.75%, 1/16/24 (144A)	$213,500
EURO	75,000		Italy Buoni Poliennali Del Tesoro, 4.75%, 8/1/23 (144A)	103,960
			TOTAL FOREIGN GOVERNMENT BONDS
			(Cost $297,584)	$317,460

			MUNICIPAL BONDS - 1.4% (d)
			Municipal Airport - 0.2%
	250,000		Indianapolis Airport Authority, 5.1%, 1/15/17	$262,775
	400,000		Massachusetts Port Authority, 5.0%, 7/1/16	412,012
				$674,787
			Municipal Education - 0.0% †
	100,000		Massachusetts Development Finance Agency, 4.844%, 9/1/43	$108,960

			Municipal General - 0.2%
	100,000		Central Texas Regional Mobility Authority, 0.0%, 1/1/25	$70,239
	200,000		City of Raleigh North Carolina, 4.0%, 10/1/32	212,486
	200,000		JobsOhio Beverage System, 3.985%, 1/1/29	209,008
				$491,733
			Higher Municipal Education - 0.6%
	100,000		Massachusetts Development Finance Agency, Northeastern University-Series A, 5.0%, 3/1/39	$111,295
	150,000		Massachusetts Development Finance Agency, Williams College-Series P, 5.0%, 7/1/43	168,879
	250,000		Massachusetts Institute of Technology, 5.6%, 7/1/11	307,990
	300,000		The Board of Trustees of The Leland Stanford Junior University, 4.75%, 5/1/19	329,893
	250,000		The George Washington University, 1.827%, 9/15/17	251,692
	137,000		The George Washington University, 3.485%, 9/15/22	139,949
	200,000		University of California, 4.062%, 5/15/33	205,952
	100,000		Virginia College Building Authority, 4.0%, 9/1/26	109,853
				$1,625,503
			Municipal Medical - 0.1%
	100,000		Health & Educational Facilities Authority of the State of Missouri, 3.685%, 2/15/47	$98,419
	150,000		Massachusetts Development Finance Agency, 5.0%, 7/1/39	165,543
				$263,962
			Municipal Power - 0.1%
	250,000		Energy Northwest, 5.0%, 7/1/35	$279,850

			Municipal Transportation - 0.1%
	180,000		Maine Turnpike Authority, 5.0%, 7/1/42	$202,959

			Municipal Water - 0.0% †
	150,000		County of King Washington Sewer Revenue, 4.25%, 1/1/36	$162,764

			Municipal Obligation - 0.1%
	250,000		City of Irving Texas, 4.0%, 9/15/27 (e)	$274,542

			TOTAL MUNICIPAL BONDS
			(Cost $3,897,885)	$4,085,060

			SENIOR FLOATING RATE LOAN INTERESTS - 0.9% **
			Capital Goods - 0.2%
			Aerospace & Defense - 0.1%
	93,818	4.00	B/E Aerospace, Inc., Term Loan, 11/19/21	$94,493
	271,750	3.25	Wesco Aircraft Hardare Corp., Tranche B Term Loan (First Lien), 2/24/21	266,202
				$360,695
			Industrial Machinery - 0.1%
	248,125	4.00	Mueller Water Products, Inc., Initial Loan, 11/25/21	$249,559
			Total Capital Goods	$610,254
			Automobiles & Components - 0.2%
			Automobile Manufacturers - 0.2%
	478,750	3.50	Chrysler Group LLC, Term Loan B, 5/24/17	$478,500
			Total Automobiles & Components	$478,500
			Consumer Durables & Apparel - 0.0% †
			Apparel, Accessories & Luxury Goods - 0.0% †
	62,861	3.25	PVH Corp., Tranche B Term Loan, 12/19/19	$63,223
			Total Consumer Durables & Apparel	$63,223
			Media - 0.1%
			Broadcasting - 0.0% †
	73,495	3.00	Sinclair Television Group, Inc., New Tranche B Term Loan, 4/19/20	$72,531
			Movies & Entertainment - 0.1%
	120,359	3.25	Kasima LLC, Term Loan, 5/17/21	$120,284
			Total Media	$192,815
			Diversified Financials - 0.1%
			Other Diversified Financial Services - 0.1%
	150,000	3.50	Delos Finance SARL, Tranche B Term Loan, 2/27/21	$150,172
			Total Diversified Financials	$150,172
			Technology Hardware & Equipment - 0.1%
			Communications Equipment - 0.1%
	180,482	3.25	Commscope, Inc., Tranche 4 Term Loan, 1/14/18	$179,776
			Total Technology Hardware & Equipment	$179,776
			Semiconductors & Semiconductor Equipment - 0.0% †
			Semiconductors - 0.0% †
	111,607	3.75	Avago Technologies Ltd., Tranche B Term Loan (First Lien), 4/16/21	$111,708
			Total Semiconductors & Semiconductor Equipment	$111,708
			Telecommunication Services - 0.0% †
			Integrated Telecommunication Services - 0.0% †
	149,250	3.44	GCI Holdings, Inc., New Term B Loan, 2/2/22	$149,996
			Total Telecommunication Services	$149,996
			Utilities - 0.2%
			Electric Utilities - 0.2%
	323,302	4.75	Atlantic Power LP, Term Loan, 2/20/21	$323,504
	221,054	3.25	Calpine Construction Finance Co. LP, Term B-2 Loan, 1/3/22	216,357
				$539,861
			Total Utilities	$539,861
			TOTAL SENIOR FLOATING RATE LOAN INTERESTS
			(Cost $2,476,678)	$2,476,305

			TOTAL INVESTMENT IN SECURITIES - 99.0%
			(Cost $256,325,447) (a)	$284,047,340
			OTHER ASSETS & LIABILITIES - 1.0%	$2,908,881
			TOTAL NET ASSETS - 100.0%	$286,956,221

	*		Non-income producing security.

	†		Amount rounds to less than 0.1%.

	(A.D.R.)		American Depositary Receipts.

	(Perpetual)		Security with no stated maturity date.

	(Step)		Step up bond issued with an initial coupon rate which converts to a higher rate at a later date.

	REIT		Real Estate Investment Trust.

	REMICS		Real Estate Mortgage Investment Conduits.

	(Cat Bond)		Catastrophe or Event Linked Bond. At October 31, 2015, the value of these securities amounted to $3,763,100, or 1.3% of total net assets.

	**
Senior floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium.
These base lending rates are generally (i) the lending rate offered by one or more major
European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certificate of deposit or (iv)
other base lending rates used by commercial lenders. The rate shown is the coupon rate at period end.

	(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At October 31, 2015, the value of these securities amounted to
$23,810,224, or 8.0% of total net assets.

			At October 31, 2015, the net unrealized appreciation on investments based on cost for federal income tax purposes of $256,531,327 was as follows:

	(a)		Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$ 31,736,922

			Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(4,220,909)

			Net unrealized appreciation	$ 27,516,013

	(b)		Debt obligation with a variable interest rate. Rate shown is rate at end of period.

	(c)		Structured reinsurance investment. At October 31, 2015, the value of these securities amounted to $1,411,368 or 0.5% of total net assets.

	(d)		Consists of Revenue Bonds unless otherwise indicated.

	(e)		Represents a General Obligation Bond.

			Principal amounts are denominated in U.S. Dollars unless otherwise noted:
	EURO		EURO

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The following is a summary of the inputs used as of October 31, 2015, in valuing the Fund’s assets:

		Level 1	Level 2	Level 3	Total
	Preferred Stocks	$439,012	-	-	$439,012
	Convertible Preferred Stock	829,500	-	-	829,500
	Common Stocks	178,316,481	-	-	178,316,481
	Asset Backed Securities	-	4,636,014	-	4,636,014
	Collateralized Mortgage Obligations	-	8,451,638	-	8,451,638
	Corporate Bonds
	Insurance
	Reinsurance	-	3,512,800	1,411,368	4,924,168
	All Other Corporate Bonds	-	42,320,006	-	42,320,006
	U.S. Government and Agency Obligations	-	37,251,696	-	37,251,696
	Foreign Government Bonds	-	317,460	-	317,460
	Municipal Bonds	-	4,085,060	-	4,085,060
	Senior Floating Rate Loan Interests	-	2,476,305	-	2,476,305
	Total	$179,584,993	103,050,979	1,411,368	$284,047,340

	Other Financial Instruments
	Net unrealized depreciation on futures contracts	$1,456	-	-	$1,456
	Total Other Financial Instruments	$1,456	-	-	$1,456

The following is a reconciliation of assets valued using significant observable inputs (Level 3):

		Corporate Bonds

	Balance as of 7/31/15	$1,329,910
	Realized gain (loss)1	-
	Change in unrealized appreciation (depreciation)2	81,458
	Purchases	-
	Sales	-
	Transfers in to Level 3*	-
	Transfers out of Level 3*	-
	Balance as of 10/31/15	$1,411,368

1	Realized gain (loss) on these securities is included in the net realized gain (loss) from investments in the Statement of Operations.

2	Unrealized appreciation (depreciation) on these securities is included in the change in unrealized
	appreciation (depreciation) on investments in the Statement of Operations.

**	Transfers are calculated on the beginning of period values. During the period ended October 31, 2015, there were
	no transfers between Levels 1, 2 and 3.

	Net change in unrealized appreciation (depreciation) of investments
	still held as of 10/31/15	$81,458

		Pioneer Government Income Fund
		Schedule of Investments 10/31/15 (unaudited)

Principal Amount ($)	Floating Rate (b)		Value
		ASSET BACKED SECURITIES - 3.8%
278,633		Small Business Administration Participation Certificates, 4.2%, 9/1/29	$298,966
445,557		Small Business Administration Participation Certificates, 4.625%, 2/1/25	474,970
554,158		Small Business Administration Participation Certificates, 4.84%, 5/1/25	593,318
572,780		Small Business Administration Participation Certificates, 5.37%, 4/1/28	639,440
392,153		Small Business Administration Participation Certificates, 5.63%, 10/1/28	442,474
129,690		Small Business Administration Participation Certificates, 5.72%, 1/1/29	146,939
671,838		Small Business Administration Participation Certificates, 6.02%, 8/1/28	766,687
148,985		Small Business Administration Participation Certificates, 6.14%, 1/1/22	162,335
398,011		Small Business Administration Participation Certificates, 6.22%, 12/1/28	454,377
		TOTAL ASSET BACKED SECURITIES
		(Cost $3,674,921)	$3,979,506

		COLLATERALIZED MORTGAGE OBLIGATIONS - 10.6%
122,122	0.61	Federal Home Loan Mortgage Corp. REMICS, Floating Rate Note, 12/15/20	$122,846
948,772	3.47	Federal National Mortgage Association 2004-T2, Floating Rate Note, 7/25/43	986,525
1,639,779		Federal National Mortgage Association REMICS, 3.0%, 6/25/23	1,707,012
87,279		Federal National Mortgage Association REMICS, 4.5%, 6/25/29	93,515
1,618,487		Federal National Mortgage Association, 4.92%, 7/25/20	1,659,451
881,782		Government National Mortgage Association REMICS, 3.25%, 4/16/27	921,358
127,750		Government National Mortgage Association, 5.25%, 8/16/35	142,067
2,000,000	4.61	Government National Mortgage Association, Floating Rate Note, 1/16/50	2,194,127
152,094	0.66	Government National Mortgage Association, Floating Rate Note, 12/16/29	152,963
1,192,682	2.50	La Hipotecaria Panamanian Mortgage Trust 2010-1, Floating Rate Note, 9/8/39 (144A)	1,239,912
272,122	3.26	La Hipotecaria Panamanian Mortgage Trust 2014-1, Floating Rate Note, 11/24/42 (144A)	279,265
543,376		Vendee Mortgage Trust 2008-1, 5.25%, 1/15/32	600,644
1,104,385		Vendee Mortgage Trust 2010-1, 4.25%, 2/15/35	1,184,382
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
		(Cost $10,922,474)	$11,284,067

		CORPORATE BONDS - 0.5%
		Diversified Financials - 0.5%
		Other Diversified Financial Services - 0.5%
489,029		Helios Leasing I LLC, 2.018%, 5/29/24	$489,768
		Total Diversified Financials	$489,768
		TOTAL CORPORATE BONDS
		(Cost $489,029)	$489,768

		U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 75.0%
348,134		Fannie Mae, 3.5%, 4/1/45	$362,623
1,259,849		Fannie Mae, 3.763%, 12/1/20	1,358,363
2,550,554		Fannie Mae, 4.0%, 10/1/41	2,725,185
534,110		Fannie Mae, 4.0%, 4/1/25	567,601
2,692,961		Fannie Mae, 4.0%, 4/1/39	2,868,224
1,659,325		Fannie Mae, 4.0%, 4/1/41	1,768,712
798,791		Fannie Mae, 4.0%, 7/1/44	850,778
72,324		Fannie Mae, 4.0%, 9/1/20	75,549
21,794		Fannie Mae, 4.5%, 11/1/20	22,788
4,558,823		Fannie Mae, 4.5%, 12/1/43	5,017,411
98,776		Fannie Mae, 5.0%, 1/1/20	105,132
245,086		Fannie Mae, 5.0%, 10/1/34	266,209
1,262,009		Fannie Mae, 5.0%, 2/1/39	1,396,783
111,154		Fannie Mae, 5.0%, 3/1/23	120,019
249,758		Fannie Mae, 5.0%, 7/1/34	270,571
81,922		Fannie Mae, 5.0%, 8/1/18	85,518
62,527		Fannie Mae, 5.72%, 11/1/28	70,159
45,811		Fannie Mae, 5.72%, 6/1/29	51,403
62,390		Fannie Mae, 5.75%, 3/1/33	71,151
31,334		Fannie Mae, 5.9%, 11/1/27	35,613
13,902		Fannie Mae, 5.9%, 2/1/28	13,962
88,329		Fannie Mae, 5.9%, 4/1/28	100,365
304,541		Fannie Mae, 6.0%, 11/1/34	346,958
32,154		Fannie Mae, 6.0%, 11/1/34	36,410
44,231		Fannie Mae, 6.0%, 12/1/37	50,083
60,445		Fannie Mae, 6.5%, 11/1/47	67,221
122,776		Fannie Mae, 6.5%, 7/1/32	142,258
907,671		Federal Home Loan Mortgage Corp., 3.5%, 12/1/44	943,203
477,117		Federal Home Loan Mortgage Corp., 3.5%, 3/1/26	504,148
1,170,183		Federal Home Loan Mortgage Corp., 3.5%, 4/1/45	1,215,992
655,048		Federal Home Loan Mortgage Corp., 4.0%, 6/1/42	696,216
101,307		Federal Home Loan Mortgage Corp., 5.0%, 10/1/38	110,869
94,546		Federal Home Loan Mortgage Corp., 5.0%, 9/1/38	103,480
18,691		Federal Home Loan Mortgage Corp., 5.5%, 1/1/34	20,798
112,599		Federal Home Loan Mortgage Corp., 6.0%, 1/1/33	129,209
126,548		Federal Home Loan Mortgage Corp., 6.0%, 1/1/38	142,991
51,149		Federal Home Loan Mortgage Corp., 6.0%, 11/1/33	58,645
2,037		Federal Home Loan Mortgage Corp., 6.0%, 5/1/16	2,055
1,956		Federal Home Loan Mortgage Corp., 6.0%, 6/1/16	1,977
72,715		Federal Home Loan Mortgage Corp., 6.0%, 7/1/36	82,292
19,379		Federal Home Loan Mortgage Corp., 6.0%, 7/1/36	22,138
137,790		Federal Home Loan Mortgage Corp., 6.0%, 7/1/38	156,799
11,883		Federal Home Loan Mortgage Corp., 6.0%, 8/1/18	13,407
10,473		Federal Home Loan Mortgage Corp., 6.5%, 5/1/31	11,969
75,275		Federal Home Loan Mortgage Corp., 7.0%, 10/1/46	85,684
4,097		Federal Home Loan Mortgage Corp., 7.0%, 6/1/31	4,111
850,902		Federal National Mortgage Association, 3.0%, 12/1/21	886,375
2,000,000		Financing Corp. Fico, 5/11/18 (c)	1,938,786
910,050		Government National Mortgage Association I, 3.5%, 1/15/44	957,530
649,597		Government National Mortgage Association I, 3.5%, 1/15/45	680,487
846,780		Government National Mortgage Association I, 3.5%, 7/15/42	887,047
590,571		Government National Mortgage Association I, 4.0%, 1/15/45	631,349
125,574		Government National Mortgage Association I, 4.0%, 3/15/44	133,814
245,442		Government National Mortgage Association I, 4.0%, 7/15/41	261,570
384,815		Government National Mortgage Association I, 4.0%, 8/15/40	410,461
132,624		Government National Mortgage Association I, 4.0%, 9/15/40	141,405
175,546		Government National Mortgage Association I, 4.0%, 9/15/44	187,064
23,954		Government National Mortgage Association I, 4.5%, 12/15/19	25,164
24,758		Government National Mortgage Association I, 4.5%, 4/15/18	25,638
69,937		Government National Mortgage Association I, 4.5%, 4/15/20	73,514
56,250		Government National Mortgage Association I, 4.5%, 6/15/19	59,287
258,062		Government National Mortgage Association I, 4.5%, 6/15/25	277,533
16,541		Government National Mortgage Association I, 4.5%, 8/15/19	17,264
70,569		Government National Mortgage Association I, 5.0%, 2/15/19	74,635
300,436		Government National Mortgage Association I, 5.0%, 7/15/40	332,979
55,605		Government National Mortgage Association I, 5.5%, 1/15/29	62,162
61,787		Government National Mortgage Association I, 5.5%, 10/15/19	65,000
81,123		Government National Mortgage Association I, 5.5%, 10/15/33	92,595
57,016		Government National Mortgage Association I, 5.5%, 10/15/34	64,696
27,263		Government National Mortgage Association I, 5.5%, 4/15/19	28,336
39,510		Government National Mortgage Association I, 5.5%, 4/15/31	44,161
21,739		Government National Mortgage Association I, 5.5%, 6/15/18	22,469
168,531		Government National Mortgage Association I, 5.5%, 8/15/33	192,734
73,772		Government National Mortgage Association I, 5.5%, 9/15/33	83,045
20,432		Government National Mortgage Association I, 5.72%, 4/15/29	22,902
16,985		Government National Mortgage Association I, 6.0%, 1/15/24	19,259
41,127		Government National Mortgage Association I, 6.0%, 1/15/33	47,519
68,928		Government National Mortgage Association I, 6.0%, 1/15/33	80,053
7,937		Government National Mortgage Association I, 6.0%, 10/15/28	9,111
18,861		Government National Mortgage Association I, 6.0%, 10/15/32	21,277
74,802		Government National Mortgage Association I, 6.0%, 10/15/32	84,377
87,233		Government National Mortgage Association I, 6.0%, 10/15/34	100,947
67,193		Government National Mortgage Association I, 6.0%, 10/15/34	76,507
158,397		Government National Mortgage Association I, 6.0%, 10/15/34	180,513
8,250		Government National Mortgage Association I, 6.0%, 11/15/32	9,306
9,942		Government National Mortgage Association I, 6.0%, 11/15/32	11,355
142,880		Government National Mortgage Association I, 6.0%, 11/15/33	163,101
56,388		Government National Mortgage Association I, 6.0%, 11/15/37	64,100
205,535		Government National Mortgage Association I, 6.0%, 12/15/23	231,846
155,016		Government National Mortgage Association I, 6.0%, 12/15/32	176,292
427,874		Government National Mortgage Association I, 6.0%, 12/15/32	495,757
107,566		Government National Mortgage Association I, 6.0%, 12/15/32	122,205
21,510		Government National Mortgage Association I, 6.0%, 12/15/32	24,978
92,723		Government National Mortgage Association I, 6.0%, 12/15/32	105,683
218,121		Government National Mortgage Association I, 6.0%, 12/15/32	248,323
20,146		Government National Mortgage Association I, 6.0%, 12/15/32	22,956
82,056		Government National Mortgage Association I, 6.0%, 2/15/29	95,193
121,744		Government National Mortgage Association I, 6.0%, 2/15/33	141,370
29,584		Government National Mortgage Association I, 6.0%, 2/15/33	33,371
161,459		Government National Mortgage Association I, 6.0%, 2/15/33	186,554
102,760		Government National Mortgage Association I, 6.0%, 2/15/33	118,008
50,733		Government National Mortgage Association I, 6.0%, 3/15/19	57,227
76,216		Government National Mortgage Association I, 6.0%, 3/15/33	87,716
57,212		Government National Mortgage Association I, 6.0%, 3/15/33	65,363
45,944		Government National Mortgage Association I, 6.0%, 3/15/33	53,281
216,745		Government National Mortgage Association I, 6.0%, 3/15/34	255,239
59,249		Government National Mortgage Association I, 6.0%, 4/15/28	68,428
24,240		Government National Mortgage Association I, 6.0%, 4/15/33	27,738
43,077		Government National Mortgage Association I, 6.0%, 5/15/33	49,288
115,004		Government National Mortgage Association I, 6.0%, 6/15/31	130,941
74,858		Government National Mortgage Association I, 6.0%, 6/15/34	86,198
44,149		Government National Mortgage Association I, 6.0%, 8/15/34	50,176
209,713		Government National Mortgage Association I, 6.0%, 8/15/34	239,982
116,118		Government National Mortgage Association I, 6.0%, 8/15/38	131,946
253,202		Government National Mortgage Association I, 6.0%, 9/15/32	287,231
77,749		Government National Mortgage Association I, 6.0%, 9/15/32	89,455
19,258		Government National Mortgage Association I, 6.0%, 9/15/33	21,723
31,651		Government National Mortgage Association I, 6.0%, 9/15/34	36,758
177,330		Government National Mortgage Association I, 6.0%, 9/15/35	205,800
29,234		Government National Mortgage Association I, 6.5%, 1/15/32	33,549
32,907		Government National Mortgage Association I, 6.5%, 10/15/24	37,765
24,504		Government National Mortgage Association I, 6.5%, 10/15/28	28,121
6,606		Government National Mortgage Association I, 6.5%, 10/15/28	7,581
46,176		Government National Mortgage Association I, 6.5%, 11/15/31	52,992
14,055		Government National Mortgage Association I, 6.5%, 2/15/28	16,130
26,300		Government National Mortgage Association I, 6.5%, 2/15/29	30,924
30,754		Government National Mortgage Association I, 6.5%, 2/15/32	35,293
27,075		Government National Mortgage Association I, 6.5%, 2/15/32	31,352
20,901		Government National Mortgage Association I, 6.5%, 2/15/32	24,083
10,308		Government National Mortgage Association I, 6.5%, 2/15/32	11,830
17,980		Government National Mortgage Association I, 6.5%, 2/15/32	20,634
18,780		Government National Mortgage Association I, 6.5%, 3/15/29	21,552
89,721		Government National Mortgage Association I, 6.5%, 3/15/29	102,965
104,500		Government National Mortgage Association I, 6.5%, 3/15/32	120,496
5,869		Government National Mortgage Association I, 6.5%, 4/15/17	5,919
9,048		Government National Mortgage Association I, 6.5%, 4/15/28	10,384
80,323		Government National Mortgage Association I, 6.5%, 4/15/28	92,179
94,984		Government National Mortgage Association I, 6.5%, 4/15/32	113,860
7,719		Government National Mortgage Association I, 6.5%, 4/15/32	8,859
17,041		Government National Mortgage Association I, 6.5%, 4/15/32	19,779
47,717		Government National Mortgage Association I, 6.5%, 4/15/33	54,760
6,590		Government National Mortgage Association I, 6.5%, 5/15/29	7,563
40,920		Government National Mortgage Association I, 6.5%, 5/15/31	46,961
17,652		Government National Mortgage Association I, 6.5%, 5/15/32	20,258
8,198		Government National Mortgage Association I, 6.5%, 5/15/32	9,489
44,763		Government National Mortgage Association I, 6.5%, 5/15/32	51,370
6,167		Government National Mortgage Association I, 6.5%, 5/15/32	7,077
8,977		Government National Mortgage Association I, 6.5%, 6/15/17	9,002
11,536		Government National Mortgage Association I, 6.5%, 6/15/28	13,465
27,533		Government National Mortgage Association I, 6.5%, 6/15/29	31,597
8,327		Government National Mortgage Association I, 6.5%, 6/15/31	9,556
22,008		Government National Mortgage Association I, 6.5%, 6/15/32	25,257
17,322		Government National Mortgage Association I, 6.5%, 6/15/32	19,887
38,516		Government National Mortgage Association I, 6.5%, 7/15/31	44,201
10,624		Government National Mortgage Association I, 6.5%, 7/15/32	12,192
9,305		Government National Mortgage Association I, 6.5%, 7/15/32	10,679
9,186		Government National Mortgage Association I, 6.5%, 8/15/28	10,542
36,401		Government National Mortgage Association I, 6.5%, 8/15/32	41,774
48,783		Government National Mortgage Association I, 6.5%, 8/15/32	56,887
19,876		Government National Mortgage Association I, 6.5%, 9/15/31	22,810
23,251		Government National Mortgage Association I, 6.5%, 9/15/32	27,403
45,191		Government National Mortgage Association I, 6.5%, 9/15/32	51,861
46,637		Government National Mortgage Association I, 6.5%, 9/15/32	53,520
8,004		Government National Mortgage Association I, 6.75%, 4/15/26	9,185
19,193		Government National Mortgage Association I, 7.0%, 1/15/28	21,535
142,682		Government National Mortgage Association I, 7.0%, 1/15/31	153,420
2,658		Government National Mortgage Association I, 7.0%, 10/15/16	2,666
12,182		Government National Mortgage Association I, 7.0%, 11/15/26	14,132
68,457		Government National Mortgage Association I, 7.0%, 11/15/29	78,038
8,660		Government National Mortgage Association I, 7.0%, 11/15/31	8,994
33,019		Government National Mortgage Association I, 7.0%, 12/15/30	34,045
41,069		Government National Mortgage Association I, 7.0%, 12/15/30	42,117
45,961		Government National Mortgage Association I, 7.0%, 12/15/30	55,271
22,020		Government National Mortgage Association I, 7.0%, 2/15/28	24,060
26,812		Government National Mortgage Association I, 7.0%, 3/15/28	29,844
58,230		Government National Mortgage Association I, 7.0%, 3/15/32	65,772
33,050		Government National Mortgage Association I, 7.0%, 4/15/28	36,816
28,862		Government National Mortgage Association I, 7.0%, 4/15/29	32,103
15,314		Government National Mortgage Association I, 7.0%, 4/15/31	16,441
48,003		Government National Mortgage Association I, 7.0%, 4/15/32	54,634
40,553		Government National Mortgage Association I, 7.0%, 5/15/29	42,363
8,633		Government National Mortgage Association I, 7.0%, 5/15/31	9,181
27,031		Government National Mortgage Association I, 7.0%, 6/15/27	31,706
5,100		Government National Mortgage Association I, 7.0%, 6/15/29	5,134
34,835		Government National Mortgage Association I, 7.0%, 7/15/25	39,743
6,431		Government National Mortgage Association I, 7.0%, 7/15/28	6,482
24,616		Government National Mortgage Association I, 7.0%, 7/15/28	27,063
15,830		Government National Mortgage Association I, 7.0%, 7/15/29	18,918
27,345		Government National Mortgage Association I, 7.0%, 8/15/23	30,019
78,319		Government National Mortgage Association I, 7.0%, 9/15/24	90,748
41,484		Government National Mortgage Association I, 7.0%, 9/15/31	46,777
43,391		Government National Mortgage Association I, 7.5%, 10/15/23	48,612
57,206		Government National Mortgage Association I, 7.5%, 10/15/27	66,231
13,714		Government National Mortgage Association I, 7.5%, 10/15/29	15,619
4,479		Government National Mortgage Association I, 7.5%, 12/15/25	4,666
20,782		Government National Mortgage Association I, 7.5%, 2/15/27	23,282
16,800		Government National Mortgage Association I, 7.5%, 2/15/31	17,538
10,050		Government National Mortgage Association I, 7.5%, 3/15/23	10,986
42,037		Government National Mortgage Association I, 7.5%, 3/15/27	50,508
7,875		Government National Mortgage Association I, 7.5%, 3/15/31	8,223
1,718		Government National Mortgage Association I, 7.5%, 6/15/24	1,786
17,474		Government National Mortgage Association I, 7.5%, 6/15/29	19,946
11,320		Government National Mortgage Association I, 7.5%, 8/15/25	11,654
1,110		Government National Mortgage Association I, 7.5%, 8/15/29	1,122
2,966		Government National Mortgage Association I, 7.5%, 8/15/29	3,048
6,811		Government National Mortgage Association I, 7.5%, 9/15/25	7,689
3,600		Government National Mortgage Association I, 7.5%, 9/15/25	3,613
66,092		Government National Mortgage Association I, 7.5%, 9/15/29	69,306
35,582		Government National Mortgage Association I, 8.25%, 5/15/20	38,816
2,057		Government National Mortgage Association I, 8.5%, 8/15/21	2,066
8,719		Government National Mortgage Association I, 9.0%, 1/15/20	8,884
1,223		Government National Mortgage Association I, 9.0%, 12/15/19	1,332
2,241		Government National Mortgage Association I, 9.0%, 6/15/22	2,348
278		Government National Mortgage Association I, 9.0%, 9/15/21	306
171,464		Government National Mortgage Association II, 4.0%, 10/20/44	182,601
33,712		Government National Mortgage Association II, 5.0%, 1/20/20	35,744
92,672		Government National Mortgage Association II, 5.0%, 12/20/18	97,517
56,844		Government National Mortgage Association II, 5.0%, 2/20/19	59,796
234,909		Government National Mortgage Association II, 5.5%, 10/20/37	262,517
67,946		Government National Mortgage Association II, 5.75%, 4/20/33	75,821
154,590		Government National Mortgage Association II, 5.75%, 6/20/33	172,498
28,818		Government National Mortgage Association II, 5.9%, 1/20/28	32,215
55,734		Government National Mortgage Association II, 5.9%, 11/20/27	61,774
105,361		Government National Mortgage Association II, 5.9%, 7/20/28	115,799
112,451		Government National Mortgage Association II, 6.0%, 1/20/33	127,354
27,089		Government National Mortgage Association II, 6.0%, 10/20/31	30,467
130,141		Government National Mortgage Association II, 6.0%, 10/20/33	147,316
39,553		Government National Mortgage Association II, 6.0%, 12/20/18	41,057
75,412		Government National Mortgage Association II, 6.0%, 6/20/34	85,422
9,144		Government National Mortgage Association II, 6.0%, 7/20/17	9,376
23,818		Government National Mortgage Association II, 6.0%, 7/20/19	24,854
90,011		Government National Mortgage Association II, 6.45%, 1/20/33	103,085
48,604		Government National Mortgage Association II, 6.45%, 11/20/32	55,647
50,806		Government National Mortgage Association II, 6.45%, 7/20/32	58,172
31,274		Government National Mortgage Association II, 6.5%, 1/20/24	35,846
55,301		Government National Mortgage Association II, 6.5%, 10/20/32	66,606
69,457		Government National Mortgage Association II, 6.5%, 3/20/34	84,177
17,019		Government National Mortgage Association II, 6.5%, 4/20/31	20,109
12,268		Government National Mortgage Association II, 6.5%, 6/20/31	14,365
58,747		Government National Mortgage Association II, 6.5%, 8/20/28	69,017
14,093		Government National Mortgage Association II, 7.0%, 1/20/31	17,212
12,616		Government National Mortgage Association II, 7.0%, 11/20/31	15,012
9,334		Government National Mortgage Association II, 7.0%, 2/20/29	11,261
6,627		Government National Mortgage Association II, 7.0%, 3/20/31	8,082
12,711		Government National Mortgage Association II, 7.0%, 5/20/26	15,014
25,899		Government National Mortgage Association II, 7.0%, 6/20/28	30,673
32,213		Government National Mortgage Association II, 7.0%, 7/20/31	39,399
24,329		Government National Mortgage Association II, 7.0%, 8/20/27	28,152
8,109		Government National Mortgage Association II, 7.5%, 12/20/30	10,092
13,135		Government National Mortgage Association II, 7.5%, 5/20/30	15,202
4,129		Government National Mortgage Association II, 7.5%, 6/20/30	4,733
13,601		Government National Mortgage Association II, 7.5%, 7/20/30	16,757
13,992		Government National Mortgage Association II, 7.5%, 8/20/30	17,226
54		Government National Mortgage Association II, 8.0%, 5/20/25	61
2,732		Government National Mortgage Association II, 9.0%, 11/20/24	2,745
2,798		Government National Mortgage Association II, 9.0%, 3/20/22	2,812
394		Government National Mortgage Association II, 9.0%, 4/20/22	396
1,512		Government National Mortgage Association II, 9.0%, 9/20/21	1,656
600,000		Private Export Funding Corp., 2.25%, 12/15/17	611,226
1,300,000		Private Export Funding Corp., 2.8%, 5/15/22	1,323,213
3,420,000		Private Export Funding Corp., 4.3%, 12/15/21	3,807,462
3,000,000		Private Export Funding Corp., 4.375%, 3/15/19	3,277,632
1,555,000		Private Export Funding Corp., 5.45%, 9/15/17	1,675,306
1,118,085		Tennessee Valley Authority, 4.929%, 1/15/21	1,224,669
800,000		Tennessee Valley Authority, 5.5%, 6/15/38	1,020,367
2,000,000		U.S. Treasury Bonds, 3.0%, 5/15/42	2,039,584
2,500,000		U.S. Treasury Bonds, 4.25%, 5/15/39	3,132,195
2,509,150		U.S. Treasury Inflation Indexed Bonds, 0.125%, 7/15/24	2,402,120
1,330,833		U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/45	1,180,369
2,500,000		U.S. Treasury Notes, 0.625%, 5/31/17	2,499,252
5,200,000		U.S. Treasury Notes, 1.875%, 8/31/17	5,309,012
2,000,000		U.S. Treasury Notes, 2.0%, 8/15/25	1,973,398
4,000,000		U.S. Treasury Notes, 2.625%, 11/15/20	4,200,728
2,000,000	0.10	United States Treasury Floating Rate Note, Floating Rate Note, 7/31/17	1,998,350
		TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
		(Cost $76,907,531)	$79,537,151

		FOREIGN GOVERNMENT BONDS - 5.8%
3,000,000		Israel Government AID Bond, 5.5%, 4/26/24	$3,667,983
2,000,000		Israel Government AID Bond, 5.5%, 9/18/23	2,424,488
		TOTAL FOREIGN GOVERNMENT BONDS
		(Cost $5,856,680)	$6,092,471

		MUNICIPAL BONDS - 0.6% (d)
		Municipal General - 0.3%
125,000		Virginia Commonwealth Transportation Board, 4.0%, 5/15/31	$133,481
125,000		Virginia Commonwealth Transportation Board, 4.0%, 5/15/32	132,805
			$266,286
		Higher Municipal Education - 0.1%
100,000		New Jersey Educational Facilities Authority, Princeton University Series D, 4.0%, 7/1/45	$104,653

		Municipal School District - 0.1%
100,000		Frisco Independent School District, 4.0%, 8/15/40 (e)	$104,336
50,000		Frisco Independent School District, 4.0%, 8/15/45 (e)	51,846
			$156,182
		Municipal Obligation - 0.1%
150,000		State of Texas, 4.0%, 10/1/44	$155,934

		TOTAL MUNICIPAL BONDS
		(Cost $671,428)	$683,055

		TOTAL INVESTMENT IN SECURITIES - 96.3%
		(Cost $98,522,063) (a)	$102,066,018
		OTHER ASSETS & LIABILITIES - 3.7%	$3,966,420
		TOTAL NET ASSETS - 100.0%	$106,032,438

(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933.  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At October 31 31, 2015, the value of these securities amounted to $1,519,177 or 1.4% of total net assets.

REMICS		Real estate mortgage investment conduits.

(a)		At October 31, 2015, the net unrealized appreciation on investments based on
		cost for federal income tax purposes of $98,737,899 was as follows:

		Aggregate gross unrealized appreciation for all investments in which
		there is an excess of value over tax cost	$3,825,853

		Aggregate gross unrealized depreciation for all investments in which
		there is an excess of tax cost over value	(497,734)

		Net unrealized appreciation	$3,328,119

(b)		Debt obligation with a variable interest rate. Rate shown is rate at end of period.

(c)		Security issued with a zero coupon. Income is recognized through accretion of discount.

(d)		Consists of Revenue Bonds unless otherwise indicated.

(e)		Represents a General Obligation Bond.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The following is a summary of the inputs used as of October 31, 2015, in valuing the Fund’s assets:

	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$-	$3,979,506	$-	$3,979,506
Collateralized Mortgage Obligations	-	11,284,067	-	11,284,067
Corporate Bonds	-	489,768	-	489,768
U.S. Government and Agency Obligations	-	79,537,151	-	79,537,151
Foreign Government Bonds	-	6,092,471	-	6,092,471
Municipal Bonds	-	683,055	-	683,055
Total	$-	$102,066,018	$-	$102,066,018

Other Financial Instruments
Net unrealized appreciation on futures contracts	$4,148	$-	$-	$4,148
Total Other Financial Instruments	$4,148	$-	$-	$4,148

During the period ended October 31, 2015, there were no transfers between Levels 1, 2 and 3.

				Pioneer Multi-Asset Income Fund
				Schedule of Investments 10/31/15 (unaudited)

	Principal Amount ($)	Floating Rate (b)	S&P/Moody's Ratings					Value
				CONVERTIBLE CORPORATE BONDS - 0.6%
				Energy - 0.0%+
				Oil & Gas Exploration & Production - 0.0%+
	515,000		CCC-/NR	Cobalt International Energy, Inc., 2.625%, 12/1/19				$370,800
	295,000		CCC-/NR	SandRidge Energy, Inc., 8.125%, 10/16/22				77,438
								$448,238
				Total Energy				$448,238
				Materials - 0.0%+
				Diversified Metals & Mining - 0.0%+
	27,430		NR/NR	Mirabela Nickel, Ltd., 9.5%, 6/24/19 (144A) (0.0% cash, 9.5% PIK) (PIK) (e)				$13,715
				Total Materials				$13,715
				Capital Goods - 0.2%
				Electrical Components & Equipment - 0.2%
	1,410,000		B-/Caa1	General Cable Corp., 4.5%, 11/15/29 (Step)				$963,206
	1,000,000		NR/NR	SolarCity Corp., 1.625%, 11/1/19				693,750
								$1,656,956
				Total Capital Goods				$1,656,956
				Real Estate - 0.1%
				Mortgage REIT - 0.1%
	595,000		NR/NR	Apollo Commercial Real Estate Finance, Inc., 5.5%, 3/15/19				596,488
				Total Real Estate				$596,488
				Semiconductors & Semiconductor Equipment - 0.3%
				Semiconductor Equipment - 0.3%
	5,000,000		NR/NR	SunEdison, Inc., 3.375%, 6/1/25 (144A)				$2,318,750
				Total Semiconductors & Semiconductor Equipment				$2,318,750
				TOTAL CONVERTIBLE CORPORATE BONDS
				(Cost $6,156,386)				$5,034,147

				PREFERRED STOCKS - 0.1%
				Transportation - 0.0%+
				Air Freight & Logistics - 0.0%+
	49		NR/NR	CEVA Group Plc (d)				$21,848
				Total Transportation				$21,848
				Banks - 0.1%
				Diversified Banks - 0.1%
	32,403	7.12	BB+/Ba2	Citigroup, Inc., Floating Rate Note (Perpetual)				$893,351
				Total Banks				$893,351
				Diversified Financials - 0.0%+
				Investment Banking & Brokerage - 0.0%+
	845	6.38	BB/Ba1	Morgan Stanley, Floating Rate Note (Perpetual)				$21,886
				Total Diversified Financials				$21,886
				Utilities - 0.0%+
				Electric Utilities - 0.0%+
	1,634		BBB/Baa3	PPL Capital Funding, Inc., 5.9%, 4/30/73				$41,406
				Total Utilities				$41,406
				TOTAL PREFERRED STOCKS
				(Cost $921,260)				$978,491

				CONVERTIBLE PREFERRED STOCKS - 0.1%
				Energy - 0.0%+
				Oil & Gas Exploration & Production - 0.0%+
	500		NR/NR	Halcon Resources Corp. (Perpetual) (d)				$63,875
				Total Energy				$63,875
				Pharmaceuticals, Biotechnology & Life Sciences - 0.1%
				Pharmaceuticals - 0.1%
	1,025		NR/NR	Allergan plc, 5.5%, 3/1/18				$1,072,796
				Total Pharmaceuticals, Biotechnology & Life Sciences				$1,072,796
				TOTAL CONVERTIBLE PREFERRED STOCKS
				(Cost $1,308,987)				$1,136,671
	Shares
				COMMON STOCKS - 49.0%
				Energy - 1.8%
				Oil & Gas Exploration & Production - 0.0%+
	26,968			Societatea Nationala de Gaze Naturale ROMGAZ SA				$195,452
				Oil & Gas Storage & Transportation - 1.6%
	953,089			Avance Gas Holding, Ltd.				13,134,365
	290,965			BW LPG, Ltd.				$1,977,454
								$15,111,819
				Coal & Consumable Fuels - 0.2%
	2,650,351			Indo Tambangraya Megah Tbk PT				$1,641,039
				Total Energy				$16,948,310
				Materials - 0.2%
				Commodity Chemicals - 0.1%
	275,692			Chevron Lubricants Lanka Plc				$732,482
				Diversified Metals & Mining - 0.1%
	3,668,000			MMG, Ltd. *				$809,285
				Total Materials				$1,541,767
				Capital Goods - 2.0%
				Electrical Components & Equipment - 0.1%
	41,330			Prysmian S.p.A.				$893,876
				Heavy Electrical Equipment - 0.8%
	687,000			Mitsubishi Electric Corp.				$7,228,883
				Industrial Machinery - 1.1%
	172,417			Ingersoll-Rand Plc				$10,217,431
	3,071			Liberty Tire Reclycling LLC (e)				31
								$10,217,462
				Total Capital Goods				$18,340,221
				Transportation - 1.4%
				Air Freight & Logistics - 0.0%+
	22			CEVA Group Plc *				$10,094
				Airlines - 1.4%
	149,330			American Airlines Group, Inc.				$6,902,033
	232,555			easyJet Plc				6,278,956
								$13,180,989
				Total Transportation				$13,191,083
				Automobiles & Components - 0.7%
				Auto Parts & Equipment - 0.4%
	253,885			SAF-Holland SA *				$3,710,943
				Tires & Rubber - 0.3%
	63,200			Bridgestone Corp.				$2,343,786
				Total Automobiles & Components				$6,054,729
				Consumer Durables & Apparel - 1.2%
				Homebuilding - 1.0%
	86,902			PulteGroup, Inc.				$1,592,914
	639,000			Sekisui Chemical Co., Ltd.				7,602,668
								$9,195,582
				Footwear - 0.2%
	1,705,000			Belle International Holdings, Ltd.				$1,658,714
				Total Consumer Durables & Apparel				$10,854,296
				Media - 0.2%
				Advertising - 0.2%
	33,646			Publicis Groupe SA				$2,187,138
				Total Media				$2,187,138
				Food & Staples Retailing - 0.5%
				Drug Retail - 0.5%
	87,800			Sundrug Co., Ltd.				$4,670,251
				Total Food & Staples Retailing				$4,670,251
				Food, Beverage & Tobacco - 4.5%
				Distillers & Vintners - 1.1%
	1,299,679,750			Vina San Pedro Tarapaca SA				$10,255,234
				Soft Drinks - 1.7%
	578,931			Britvic Plc				$6,243,494
	186,367			Coca-Cola Enterprises, Inc.				9,568,082
								$15,811,576
				Packaged Foods & Meats - 0.7%
	52,400			Keurig Green Mountain, Inc.				$2,659,300
	6,468,500			WH Group, Ltd. *				3,580,443
								$6,239,743
				Tobacco - 1.0%
	142,212			Altria Group, Inc.				$8,599,560
				Total Food, Beverage & Tobacco				$40,906,113
				Health Care Equipment & Services - 1.5%
				Health Care Distributors - 1.3%
	148,245			Cardinal Health, Inc.				$12,185,739
				Managed Health Care - 0.2%
	10,032			Humana, Inc.				$1,792,016
				Total Health Care Equipment & Services				$13,977,755
				Pharmaceuticals, Biotechnology & Life Sciences - 8.4%
				Biotechnology - 1.6%
	353,721			Baxalta, Inc.				$12,189,226
	21,386			Gilead Sciences, Inc. *				2,312,468
								$14,501,694
				Pharmaceuticals - 6.8%
	14,207			Jazz Pharmaceuticals Plc *				$1,950,337
	286,483			Johnson & Johnson				28,943,377
	869,602			Pfizer, Inc.				29,409,932
	8,688			Roche Holding AG				2,359,660
								$62,663,306
				Total Pharmaceuticals, Biotechnology & Life Sciences				$77,165,000
				Banks - 6.4%
				Diversified Banks - 5.9%
	430,549			Aldermore Group Plc				$1,752,351
	52,874,434			Corpbanca SA				485,546
	423,754			Grupo Financiero Banorte SAB de CV				2,270,666
	98,170			HSBC Holdings Plc				768,819
	177,986			JPMorgan Chase & Co.				11,435,600
	983,900			Mitsubishi UFJ Financial Group, Inc.				6,444,934
	1,251,814			Nordea Bank AB				13,866,816
	324,500			Sumitomo Mitsui Financial Group, Inc.				13,066,573
	161,853			Swedbank AB				3,720,519
								$53,811,824
				Regional Banks - 0.5%
	52,993			The PNC Financial Services Group, Inc.				4,783,148
				Total Banks				$58,594,972
				Diversified Financials - 4.7%
				Asset Management & Custody Banks - 3.9%
	242,155			Aberdeen Asset Management Plc				$1,295,302
	2,256,587			Apollo Investment Corp.				12,050,175
	468,830			Ares Capital Corp.				7,140,281
	1,229,677			Fifth Street Finance Corp.				7,046,049
	306,353			TCP Capital Corp.				4,457,436
	351,346			TriplePoint Venture Growth BDC Corp.				3,812,104
								$35,801,347
				Investment Banking & Brokerage - 0.8%
	70,272			Morgan Stanley Co.				$2,316,868
	25,477			The Goldman Sachs Group, Inc.				4,776,938
								$7,093,806
				Total Diversified Financials				$42,895,153
				Insurance - 2.0%
				Life & Health Insurance - 1.2%
	1,544,752			Poste Italiane S.p.A.				$11,051,503
				Multi-line Insurance - 0.8%
	42,922			Allianz SE *				$7,528,028
				Total Insurance				$18,579,531
				Real Estate - 1.8%
				Industrial REIT - 0.8%
	4,041,200			Mapletree Industrial Trust				$4,401,707
	2,260,200			Mapletree Logistics Trust				1,646,600
	601,383			PLA Administradora Industrial S de RL de CV				1,108,172
								$7,156,479
				Office REIT - 0.2%
	136,758			alstria office REIT-AG				$1,910,885
				Specialized REIT - 0.8%
	138,202			EPR Properties				7,851,256
				Total Real Estate				$16,918,620
				Software & Services - 3.7%
				Internet Software & Services - 1.2%
	7,294			Alphabet, Inc.				$5,378,523
	212,156			eBay, Inc. *				5,919,152
								$11,297,675
				IT Consulting & Other Services - 0.9%
	57,642			International Business Machines Corp.				$8,074,491
				Systems Software - 1.6%
	268,433			Microsoft Corp.				$14,130,313
				Total Software & Services				$33,502,479
				Technology Hardware & Equipment - 4.9%
				Communications Equipment - 0.4%
	57,975			Qualcomm, Inc.				$3,444,874
				Computer Storage & Peripherals - 2.8%
	160,668			Apple, Inc.				$19,199,826
	235,168			EMC Corp.				6,166,105
								$25,365,931
				Technology Hardware Storage & Perihperals - 0.8%
	197,000			Asustek Computer, Inc.				$1,765,809
	50,223			Neopost SA				1,250,940
	130,072			NetApp, Inc.				4,422,448
								$7,439,197
				Electronic Equipment Manufacturers - 0.5%
	1,369,000			PAX Global Technology, Ltd. *				$1,798,155
	2,240,000			Wasion Group Holdings, Ltd.				2,497,110
								$4,295,265
				Electronic Components - 0.3%
	1,814,000			Yageo Corp.				$2,866,416
				Electronic Manufacturing Services - 0.1%
	315,000			Global Display Co., Ltd.				$1,127,222
				Total Technology Hardware & Equipment				$44,538,905
				Semiconductors & Semiconductor Equipment - 1.1%
				Semiconductors - 1.1%
	238,547			SK Hynix, Inc.				$6,415,334
	1,273,000			Transcend Information, Inc.				3,556,479
								$9,971,813
				Total Semiconductors & Semiconductor Equipment				$9,971,813
				Telecommunication Services - 1.4%
				Integrated Telecommunication Services - 1.4%
	100,600			Nippon Telegraph & Telephone Corp.				$3,739,108
	116,856			Orange SA				2,062,382
	144,048			Verizon Communications, Inc.				6,752,970
								$12,554,460
				Total Telecommunication Services				$12,554,460
				Utilities - 0.2%
				Multi-Utilities - 0.2%
	113,831			Engie SA				$1,998,971
				Total Utilities				$1,998,971
				Government - 0.4%
				Government - 0.4%
	282,900			Japan Post Holdings Co, Ltd.				$3,281,495
				Total Government				$3,281,495
				TOTAL COMMON STOCKS
				(Cost $472,689,491)				$448,673,062
	Principal Amount ($)
				ASSET BACKED SECURITIES - 1.1%
	1,160	6.50	BB+/Baa1	ACE Securities Corp. Manufactured Housing Trust Series 2003-MH1, Floating Rate Note, 8/15/30 (144A)				$1,160
	800,000		NR/Ba1	Ascentium Equipment Receivables 2015-1 LLC, 5.92%, 6/12/23 (144A)				796,478
	499,993		NR/NR	Axis Equipment Finance Receivables III LLC, 5.27%, 5/20/20 (144A)				501,017
	253,150		NR/NR	Bayview Opportunity Master Fund IIa Trust 2014-20NPL, 3.721%, 8/28/44 (Step) (144A)				253,876
	1,066,551	3.72	NR/NR	Bayview Opportunity Master Fund Trust 2014-15RPL, Floating Rate Note, 10/28/19 (144A)				1,065,712
	53,974		NR/B2	Bear Stearns Asset Backed Securities Trust, 8.41%, 10/25/29 (Step)				54,330
	169,277		A+/Baa1	Countrywide Asset-Backed Certificates, 5.557%, 1/25/36 (Step)				169,616
	49,338	5.24	BB+/Baa1	Countrywide Asset-Backed Certificates, Floating Rate Note, 1/25/36				50,533
	70,017	7.78	NR/NR	GE Mortgage Services LLC, Floating Rate Note, 3/25/27				47,392
	482,303		NR/NR	GLC Trust 2013-1, 3.0%, 7/15/21 (144A)				476,275
	2,250,000		BBB/NR	Green Tree Agency Advance Funding Trust I, 4.6692%, 10/15/48 (144A)				2,242,350
	750,000		NR/Ba1	Leaf Receivables Funding 10 LLC, 5.21%, 7/15/21 (144A)				740,517
	196,525		NR/Baa3	Nations Equipment Finance Funding I LLC, 5.5%, 5/20/21 (144A)				197,415
	250,000		NR/NR	Navitas Equipment Receivables LLC 2013-1, 5.82%, 6/15/19				251,178
	1,000,000		NR/NR	Navitas Equipment Receivables LLC 2015-1, 5.75%, 5/17/21 (144A)				1,003,340
	600,000	4.67	NR/NR	NCF Dealer Floorplan Master Trust, Floating Rate Note, 10/20/20 (144A)				600,060
	81,311		CC/Caa2	RASC Series 2003-KS5 Trust, 4.96%, 7/25/33 (Step)				80,616
	1,200,000	3.45	NR/Ba2	Silver Bay Realty 2014-1 Trust, Floating Rate Note, 9/18/31 (144A)				1,160,169
	178,332		A+/NR	Spirit Master Funding LLC, 5.74%, 3/20/42 (144A)				195,309
	145,036		BBB-/Ba1	US Airways 2013-1 Class B Pass Through Trust, 5.375%, 11/15/21				148,299
	557,852		NR/NR	Westgate Resorts 2014-1 LLC, 5.5%, 12/20/26 (144A)				556,793
								$10,592,435
				TOTAL ASSET BACKED SECURITIES
				(Cost $10,509,916)				$10,592,435

				COLLATERALIZED MORTGAGE OBLIGATIONS - 3.3%
	100,000		NR/NR	A10 Securitization 2013-1 LLC, 4.7%, 11/17/25 (144A)				$99,828
	100,000		NR/NR	A10 Securitization 2013-1 LLC, 6.41%, 11/17/25 (144A)				99,781
	100,000	5.21	NR/A3	Bear Stearns Commercial Mortgage Securities Trust 2005-PWR7, Floating Rate Note, 2/11/41				99,911
	1,500,000	5.17	NR/B3	Bear Stearns Commercial Mortgage Securities Trust 2005-TOP20, Floating Rate Note, 10/12/42				1,497,958
	767,493		BB/NR	Bear Stearns Commercial Mortgage Securities Trust 2006-PWR14, 5.273%, 12/11/38				765,140
	4,555,000	2.70	A-/NR	CDGJ Commercial Mortgage Trust 2014-BXCH, Floating Rate Note, 12/15/27 (144A)				4,486,554
	12,567	5.81	CCC/NR	CHL Mortgage Pass-Through Trust 2002-32, Floating Rate Note, 1/25/33				12,889
	50,000	5.97	NR/Baa1	Citigroup Commercial Mortgage Trust 2006-C4, Floating Rate Note, 3/17/49				50,713
	16,167		CCC/NR	Credit Suisse First Boston Mortgage Securities Corp., 5.5%, 6/25/33				16,385
	855,000	5.10	BBB-/NR	Credit Suisse First Boston Mortgage Securities Corp., Floating Rate Note, 8/15/38				853,844
	100,000	5.64	NR/A2	DBUBS 2011-LC2 Mortgage Trust, Floating Rate Note, 7/12/44 (144A)				110,018
	200,000	5.20	NR/NR	Del Coronado Trust 2013-DEL MZ, Floating Rate Note, 3/15/18 (144A)				200,000
	50,000	4.30	AA+/Baa2	Federal Home Loan Mortgage Corp., Floating Rate Note, 9/26/44 (144A)				51,875
	115,310		AA+/Aaa	Federal National Mortgage Association REMICS, 3.5%, 1/25/29 (c)				5,835
	100,000	4.49	AA+/A3	FREMF Mortgage Trust 2011-K12, Floating Rate Note, 1/25/46 (144A)				107,749
	151,031		CCC/B3	Global Mortgage Securitization, Ltd., 5.25%, 11/25/32 (144A)				103,665
	59,392		B-/B1	Global Mortgage Securitization, Ltd., 5.25%, 11/25/32 (144A)				46,190
	60,012		CCC/Caa3	Global Mortgage Securitization, Ltd., 5.25%, 11/25/32 (144A)				47,860
	34,478		CCC/Caa3	Global Mortgage Securitization, Ltd., 5.25%, 4/25/32				25,557
	210,000	5.00	NR/NR	GMAT 2013-1 Trust, Floating Rate Note, 8/25/53				200,451
	20,599	6.43	AA+/Aaa	Government National Mortgage Association REMICS, Floating Rate Note, 6/20/38 (c)				1,313
	675,000	4.10	BBB-/NR	GS Mortgage Securities Trust 2014-GSFL, Floating Rate Note, 7/15/31 (144A)				670,138
	5,000,000	3.05	A-/NR	JP Morgan Chase Commercial Mortgage Securities Corp. REMICS, Floating Rate Note, 5/15/28 (144A)				4,863,866
	225,000	6.01	B-/NR	JP Morgan Chase Commercial Mortgage Securities Trust 2007-LDP12, Floating Rate Note, 2/15/51				227,622
	1,960,000	6.42	NR/NR	JP Morgan Chase Commercial Mortgage Securities Trust 2014-CBM MZ, Floating Rate Note, 10/15/19 (144A)				1,962,254
	1,250,000	3.71	BB-/NR	JP Morgan Chase Commercial Mortgage Securities Trust 2014-FBLU REMICS, Floating Rate Note, 12/15/28 (144A)				1,249,513
	88,325		NR/Caa3	Merrill Lynch Mortgage Investors Trust Series 2006-AF1, 5.75%, 8/25/36				70,420
	2,300,000	5.46	BBB-/B1	Merrill Lynch Mortgage Trust 2005-CKI1, Floating Rate Note, 11/12/37				2,296,548
	5,000,000	6.03	BBB+/NR	Merrill Lynch Mortgage Trust 2007-C1, Floating Rate Note, 6/12/50				5,198,584
	3,000,000		B/B3	ML-CFC Commercial Mortgage Trust 2006-4, 5.239%, 12/12/49				2,989,908
	100,000	6.11	BB+/NR	Morgan Stanley Capital I Trust 2007-IQ15, Floating Rate Note, 6/11/49				105,691
	250,000	5.58	BB/NR	Springleaf Mortgage Loan Trust 2013-1, Floating Rate Note, 6/25/58 (144A)				251,097
	1,000,000	7.12	BB/NR	Velocity Commercial Capital Loan Trust 2015-1, Floating Rate Note, 6/25/45 (144A)				1,002,100
	84,000	5.66	B+/Ba1	Wachovia Bank Commercial Mortgage Trust Series 2006-C24, Floating Rate Note, 3/15/45				84,242
	25,000	6.14	B/B1	Wachovia Bank Commercial Mortgage Trust Series 2007-C34, Floating Rate Note, 5/15/46				25,807
	100,000	5.34	NR/A2	WFRBS Commercial Mortgage Trust 2011-C3, Floating Rate Note, 3/15/44 (144A)				107,415
	100,000	4.49	BBB-/NR	WFRBS Commercial Mortgage Trust 2013-C12, Floating Rate Note, 3/17/48 (144A)				93,637
								$30,082,358
				TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
				(Cost $30,287,049)				$30,082,358

				CORPORATE BONDS - 40.0%
				Energy - 6.6%
				Oil & Gas Drilling - 0.0%+
	210,000		CCC/Caa3	Ocean Rig UDW, Inc., 7.25%, 4/1/19 (144A)				$97,650
				Oil & Gas Equipment & Services - 0.4%
	700,000		B/B1	Exterran Partners LP, 6.0%, 4/1/21				$605,500
	500,000		BB/Ba3	Forum Energy Technologies, Inc., 6.25%, 10/1/21				418,750
	1,395,000	7.84	B+/B1	FTS International, Inc., Floating Rate Note, 6/15/20 (144A)				969,572
	370,000		BBB-/Baa3	Hiland Partners LP, 5.5%, 5/15/22 (144A)				360,278
	600,000		BBB-/Baa3	Hiland Partners LP, 7.25%, 10/1/20 (144A)				627,000
	295,000		CCC+/Caa3	Key Energy Services, Inc., 6.75%, 3/1/21				94,400
	860,000		BB-/B1	McDermott International, Inc., 8.0%, 5/1/21 (144A)				739,600
								$3,815,100
				Integrated Oil & Gas - 0.5%
	144,000		CCC-/Ca	Energy XXI Gulf Coast, Inc., 6.875%, 3/15/24				$28,080
	4,392,000		BBB-/Ba1	Lukoil International Finance BV, 6.125%, 11/9/20 (144A)				4,534,740
								$4,562,820
				Oil & Gas Exploration & Production - 3.1%
	765,000		B-/Caa1	Approach Resources, Inc., 7.0%, 6/15/21				$428,400
	700,000		B/B3	Berry Petroleum Co., LLC, 6.375%, 9/15/22				252,000
	935,000		CCC+/B3	Bonanza Creek Energy, Inc., 5.75%, 2/1/23				626,450
	685,000		CCC+/B3	Bonanza Creek Energy, Inc., 6.75%, 4/15/21				493,200
	430,000		CCC+/Caa1	BreitBurn Energy Partners LP, 7.875%, 4/15/22				161,250
	2,195,000		B/B2	Carrizo Oil & Gas, Inc., 6.25%, 4/15/23				2,087,994
	2,105,000		CCC+/Caa1	Chaparral Energy, Inc., 7.625%, 11/15/22				694,650
	1,110,000		CCC/Caa2	Comstock Resources, Inc., 7.75%, 4/1/19				233,100
	1,250,000		BB-/B1	Denbury Resources, Inc., 4.625%, 7/15/23				834,375
	1,125,000		BB-/B1	Denbury Resources, Inc., 5.5%, 5/1/22				787,500
	1,965,000		B/B1	EP Energy LLC, 6.375%, 6/15/23				1,478,662
	50,000		CCC/Ca	EPL Oil & Gas, Inc., 8.25%, 2/15/18				15,750
	2,205,000		B+/B2	Gulfport Energy Corp., 7.75%, 11/1/20				2,182,950
	1,155,000		D/Caa3	Halcon Resources Corp., 8.875%, 5/15/21				387,647
	1,230,000		D/Caa3	Halcon Resources Corp., 9.75%, 7/15/20				418,200
	1,025,000		B-/Caa1	Legacy Reserves LP, 6.625%, 12/1/21				676,500
	2,100,000		B-/B3	Linn Energy LLC, 6.25%, 11/1/19				493,500
	1,200,000		B-/B3	Linn Energy LLC, 6.5%, 9/15/21				264,000
	130,000		B-/B3	Linn Energy LLC, 7.75%, 2/1/21				29,900
	1,580,000		B-/Caa1	Memorial Production Partners LP, 6.875%, 8/1/22				995,400
	740,000		B-/Caa1	Memorial Production Partners LP, 7.625%, 5/1/21				495,800
	630,000		B-/Caa1	Memorial Resource Development Corp., 5.875%, 7/1/22				593,775
	1,370,000		BBB/Baa2	Noble Energy, Inc., 5.875%, 6/1/22				1,379,969
	680,000		BBB/Baa2	Noble Energy, Inc., 5.875%, 6/1/24				682,817
	1,365,000		NR/Caa1	Northern Oil and Gas, Inc., 8.0%, 6/1/20				1,128,855
	63,000		B+/B2	Oasis Petroleum, Inc., 6.875%, 3/15/22				53,708
	1,070,000		B-/Caa1	Parsley Energy LLC, 7.5%, 2/15/22 (144A)				1,078,025
	200,000		B+/B2	PDC Energy, Inc., 7.75%, 10/15/22				201,000
	200,000		CCC/Caa2	Penn Virginia Corp., 7.25%, 4/15/19				55,000
	650,000		CCC/Caa2	Penn Virginia Corp., 8.5%, 5/1/20				188,500
	785,000		B-/B3	Rice Energy Inc., 6.25%, 5/1/22				710,425
	1,115,000		B/NR	RSP Permian, Inc., 6.625%, 10/1/22				1,103,850
	2,330,000		B-/B3	Sanchez Energy Corp., 6.125%, 1/15/23				1,689,250
	1,300,000		BBB/Ba2	SM Energy Co., 5.0%, 1/15/24				1,166,750
	485,000		BB/Ba2	SM Energy Co., 5.625%, 6/1/25				441,350
	1,195,000		CCC/Caa2	Swift Energy Co., 7.875%, 3/1/22				307,712
	355,000		CCC/Caa2	Swift Energy Co., 8.875%, 1/15/20				85,200
	1,300,000		BB/Ba1	WPX Energy, Inc., 7.5%, 8/1/20				1,215,500
	2,055,000		BB/Ba1	WPX Energy, Inc., 8.25%, 8/1/23				1,931,700
								$28,050,614
				Oil & Gas Refining & Marketing - 0.5%
	3,550,000		B+/B2	Calumet Specialty Products Partners LP, 6.5%, 4/15/21				$3,301,500
	170,000		B+/B2	Calumet Specialty Products Partners LP, 7.625%, 1/15/22				164,050
	1,275,000		B+/B2	Calumet Specialty Products Partners LP, 7.75%, 4/15/23 (144A)				1,211,250
	100,000		BBB/Baa2	Valero Energy Corp., 6.625%, 6/15/37				110,616
								$4,787,416
				Oil & Gas Storage & Transportation - 2.0%
	3,135,000		BB/B1	Crestwood Midstream Partners LP, 6.125%, 3/1/22				$2,696,100
	300,000	5.85	B+/B1	DCP Midstream LLC, Floating Rate Note, 5/21/43 (144A)				239,250
	1,655,000		B+/B2	Global Partners LP, 6.25%, 7/15/22				1,522,600
	2,070,000		B+/B2	Global Partners LP, 7.0%, 6/15/23				1,945,800
	100,000		BBB-/Baa3	Kinder Morgan Energy Partners LP, 5.0%, 8/15/42				78,696
	650,000		NR/Ba1	ONEOK, Inc., 7.5%, 9/1/23				641,875
	690,000		B+/B3	PBF Logistics LP, 6.875%, 5/15/23 (144A)				641,700
	690,000		BB+/Ba3	Sabine Pass Liquefaction LLC, 5.625%, 3/1/25 (144A)				661,538
	1,365,000		BB+/Ba3	Sabine Pass Liquefaction LLC, 5.75%, 5/15/24				1,317,225
	325,000		B/B2	Summit Midstream Holdings LLC, 7.5%, 7/1/21				315,250
	3,225,000		BB/Ba3	Sunoco LP, 6.375%, 4/1/23 (144A)				3,249,188
	1,000,000		BB+/Ba2	Targa Resources Partners LP, 4.125%, 11/15/19 (144A)				930,000
	1,750,000		BB+/Ba2	Targa Resources Partners LP, 6.75%, 3/15/24 (144A)				1,721,562
	3,000,000		BB+/Baa3	The Williams Companies, Inc., 7.5%, 1/15/31				2,734,269
								$18,695,053
				Coal & Consumable Fuels - 0.0%+
	950,000		D/NR	Alpha Natural Resources, Inc., 6.0%, 6/1/19 (f)				$30,875
				Total Energy				$60,039,528
				Materials - 4.0%
				Commodity Chemicals - 1.1%
	2,145,000		BB/Ba3	Axiall Corp., 4.875%, 5/15/23				$2,039,091
	680,000		CCC+/B3	Hexion, Inc., 6.625%, 4/15/20				576,300
	2,430,000		CCC/Caa3	Hexion, Inc., 9.0%, 11/15/20				1,287,900
	950,000		B+/B2	Rain CII Carbon LLC, 8.0%, 12/1/18 (144A)				827,089
	2,375,000		B+/B2	Rain CII Carbon LLC, 8.25%, 1/15/21 (144A)				1,983,125
	2,500,000		B+/B3	Tronox Finance LLC, 6.375%, 8/15/20				1,780,500
	2,535,000		B+/B3	Tronox Finance LLC, 7.5%, 3/15/22 (144A)				1,793,512
								$10,287,517
				Diversified Chemicals - 0.3%
	170,000		NR/Ba1	Blue Cube Spinco, Inc., 10.0%, 10/15/25 (144A)				$184,450
	170,000		NR/Ba1	Blue Cube Spinco, Inc., 9.75%, 10/15/23 (144A)				183,175
	2,350,000		BB-/Ba3	WR Grace & Co-Conn, 5.625%, 10/1/24 (144A)				2,426,375
								$2,794,000
				Specialty Chemicals - 0.4%
	1,695,000		B+/B3	A Schulman, Inc., 6.875%, 6/1/23 (144A)				$1,682,288
	1,875,000		B-/B1	Rentech Nitrogen Partners LP, 6.5%, 4/15/21 (144A)				1,875,000
								$3,557,288
				Metal & Glass Containers - 0.3%
	1,306,630		CCC+/Caa2	Ardagh Finance Holdings SA, 8.625%, (0.00% Cash, 8.625% PIK) 6/15/19 (144A) (PIK)				$1,368,695
	1,000,000		CCC+/Caa1	Ardagh Packaging Finance Plc, 6.75%, 1/31/21 (144A)				1,025,000
								$2,393,695
				Paper Packaging - 0.6%
	200,000		B-/Caa2	Coveris Holding Corp., 10.0%, 6/1/18 (144A)				$198,000
	2,800,000		B-/Caa2	Coveris Holdings SA, 7.875%, 11/1/19 (144A)				2,660,000
	2,350,000		BB/B1	Sealed Air Corp., 6.875%, 7/15/33 (144A)				2,397,000
								$5,255,000
				Aluminum - 0.1%
	1,000,000		B/B2	Novelis, Inc., 8.375%, 12/15/17				$1,007,500
				Diversified Metals & Mining - 0.5%
	465,000		B+/B2	Ausdrill Finance Pty, Ltd., 6.875%, 11/1/19 (144A)				$335,962
	3,785,000		BB+/Ba1	FMG Resources August 2006 Pty, Ltd., 9.75%, 3/1/22 (144A)				3,766,075
	50,000		B-/Caa1	Prince Mineral Holding Corp., 11.5%, 12/15/19 (144A)				42,000
								$4,144,037
				Gold - 0.1%
	1,200,000		B/B3	IAMGOLD Corp., 6.75%, 10/1/20 (144A)				$906,000
				Steel - 0.4%
	950,000		BB-/Ba2	Cliffs Natural Resources, Inc., 8.25%, 3/31/20 (144A)				$850,250
	745,000		BB+/Ba2	Commercial Metals Co., 4.875%, 5/15/23				659,325
	1,350,000		B-/Caa1	JMC Steel Group, Inc., 8.25%, 3/15/18 (144A)				918,000
	1,095,000		BB-/B1	SunCoke Energy Partners LP, 7.375%, 2/1/20 (144A)				908,850
	665,000		BB-/B1	SunCoke Energy Partners LP, 7.375%, 2/1/20 (144A)				551,950
								$3,888,375
				Forest Products - 0.1%
	1,460,000		B-/B3	Millar Western Forest Products, Ltd., 8.5%, 4/1/21				$934,400
				Paper Products - 0.2%
	435,000		CCC+/B3	Appvion, Inc., 9.0%, 6/1/20 (144A)				$176,175
	515,000		BB/Ba3	Rayonier AM Products, Inc., 5.5%, 6/1/24 (144A)				406,850
	2,155,000		BB-/Ba3	Resolute Forest Products, Inc., 5.875%, 5/15/23				1,605,475
								$2,188,500
				Total Materials				$37,356,312
				Capital Goods - 2.4%
				Aerospace & Defense - 0.6%
	2,280,000		BB/B1	DigitalGlobe, Inc., 5.25%, 2/1/21 (144A)				$2,051,042
	1,885,000		CC/Caa3	DynCorp International, Inc., 10.375%, 7/1/17				1,489,150
	1,615,000		B/Caa1	LMI Aerospace, Inc., 7.375%, 7/15/19				1,586,738
	550,000		B+/Ba3	Triumph Group, Inc., 5.25%, 6/1/22				494,312
								$5,621,242
				Building Products - 0.2%
	1,755,000		BB-/B1	Griffon Corp., 5.25%, 3/1/22				$1,724,288
				Construction & Engineering - 0.2%
	1,685,000		BB-/Ba3	MasTec, Inc., 4.875%, 3/15/23				$1,411,188
				Electrical Components & Equipment - 0.3%
	1,210,000		BB+/Ba2	EnerSys, 5.0%, 4/30/23 (144A)				$1,228,150
	2,090,000		B/B3	General Cable Corp., 5.75%, 10/1/22				1,802,625
								$3,030,775
				Industrial Conglomerates - 0.3%
	225,000		B+/B2	JB Poindexter & Co., Inc., 9.0%, 4/1/22 (144A)				$237,938
	2,505,000		B/B2	Waterjet Holdings, Inc., 7.625%, 2/1/20 (144A)				2,523,788
								$2,761,726
				Construction & Farm Machinery & Heavy Trucks - 0.2%
	330,000		B/B2	Commercial Vehicle Group, Inc., 7.875%, 4/15/19				$334,950
	1,315,000		B/B2	Meritor, Inc., 6.25%, 2/15/24				1,255,825
	555,000		B/B3	Titan International, Inc., 6.875%, 10/1/20				468,975
								$2,059,750
				Industrial Machinery - 0.3%
	2,250,000		B-/Caa1	Apex Tool Group LLC, 7.0%, 2/1/21 (144A)				$1,811,250
	1,270,000		BB-/B1	EnPro Industries, Inc., 5.875%, 9/15/22				1,279,525
	66,080		NR/NR	Liberty Tire Recycling LLC, 11.0%, 3/31/21 (0.0% cash, 11.0% PIK) (144A) (PIK) (e)				42,291
								$3,133,066
				Trading Companies & Distributors - 0.3%
	2,200,000		BB-/B3	H&E Equipment Services, Inc., 7.0%, 9/1/22				$2,233,000
	50,000		B-/B3	TRAC Intermodal LLC, 11.0%, 8/15/19				54,250
								$2,287,250
				Total Capital Goods				$22,029,285
				Commercial Services & Supplies - 1.1%
				Commercial Printing - 0.3%
	3,455,000		B/B3	Cenveo Corp., 6.0%, 8/1/19 (144A)				$3,031,762
				Environmental & Facilities Services - 0.1%
	500,000		B+/B3	Safway Group Holding LLC, 7.0%, 5/15/18 (144A)				$513,750
				Diversified Support Services - 0.5%
	2,580,000		B+/Caa2	NANA Development Corp., 9.5%, 3/15/19 (144A)				$2,373,600
	2,005,000		B-/B3	TMS International Corp., 7.625%, 10/15/21 (144A)				1,834,575
	635,000		B+/Ba3	Transfield Services, Ltd., 8.375%, 5/15/20 (144A)				647,700
								$4,855,875
				Research & Consulting Services - 0.2%
	2,065,000		BB-/Ba3	CEB, Inc., 5.625%, 6/15/23 (144A)				$2,098,556
				Total Commercial Services & Supplies				$10,499,943
				Transportation - 1.0%
				Air Freight & Logistics - 0.2%
	1,375,000		B-/B2	XPO Logistics, Inc., 7.875%, 9/1/19 (144A)				$1,383,594
				Airlines - 0.4%
	1,960,000		B-/NR	Gol LuxCo SA, 8.875%, 1/24/22 (144A)				$987,350
	2,960,000		NR/NR	Intrepid Aviation Group Holdings LLC, 6.875%, 2/15/19 (144A)				2,571,500
								$3,558,850
				Railroads - 0.2%
	1,015,000		B/B3	Florida East Coast Holdings Corp., 6.75%, 5/1/19 (144A)				$1,022,359
	1,330,000		CCC/Caa3	Florida East Coast Holdings Corp., 9.75%, 5/1/20 (144A)				1,210,300
								$2,232,659
				Trucking - 0.2%
	1,485,000		CCC+/B3	Jack Cooper Holdings Corp., 9.25%, 6/1/20 (144A)				$1,347,638
				Airport Services - 0.0%+
	129,360		CCC-/Caa1	Aeropuertos Argentina 2000 SA, 10.75%, 12/1/20 (144A)				$133,551
				Total Transportation				$8,656,292
				Automobiles & Components - 0.3%
				Auto Parts & Equipment - 0.3%
	2,675,000		NR/B2	Stackpole International Intermediate, 7.75%, 10/15/21 (144A)				$2,996,000
				Total Automobiles & Components				$2,996,000
				Consumer Durables & Apparel - 1.3%
				Home Furnishings - 0.2%
	1,795,000		BB-/B1	Tempur Sealy International, Inc., 5.625%, 10/15/23 (144A)				$1,880,262
				Homebuilding - 0.8%
	205,000		BB/Ba2	CalAtlantic Group, Inc., 5.375%, 10/1/22				$209,100
	4,305,000		B/B2	KB Home, 7.625%, 5/15/23				4,369,575
	50,000		B/B2	KB Home, Inc., 8.0%, 3/15/20				54,375
	950,000		B/B2	Rialto Holdings LLC, 7.0%, 12/1/18 (144A)				973,750
	1,840,000		BB-/B2	Taylor Morrison Communities, Inc., 5.875%, 4/15/23				1,863,000
								$7,469,800
				Textiles - 0.3%
	2,445,000		B/B2	Springs Industries, Inc., 6.25%, 6/1/21				2,432,775
				Total Consumer Durables & Apparel				$11,782,837
				Consumer Services - 2.0%
				Casinos & Gaming - 1.0%
	2,835,000		B+/B3	MGM Resorts International, 6.0%, 3/15/23				$2,877,525
	4,100,000		B/Caa1	Scientific Games International, Inc., 10.0%, 12/1/22				3,628,500
	3,125,000		B-/Caa1	Scientific Games International, Inc., 6.25%, 9/1/20				2,171,875
	580,000		B+/Ba2	Wynn Macau Ltd., 5.25%, 10/15/21 (144A)				530,700
								$9,208,600
				Hotels, Resorts & Cruise Lines - 0.2%
	1,785,000		BB-/Ba3	Sabre GLBL, Inc., 5.375%, 4/15/23 (144A)				$1,811,775
				Specialized Consumer Services - 0.8%
	4,390,000		B/B3	Constellis Holdings LLC, 9.75%, 5/15/20 (144A)				$3,972,950
	2,635,000		BB-/Ba3	Sotheby's, 5.25%, 10/1/22 (144A)				2,555,950
	855,000		B-/B3	StoneMor Partners LP, 7.875%, 6/1/21				884,925
								$7,413,825
				Total Consumer Services				$18,434,200
				Media - 1.6%
				Advertising - 0.1%
	750,000		B+/B3	MDC Partners, Inc., 6.75%, 4/1/20 (144A)				$763,125
				Broadcasting - 0.1%
	473,000		BB-/B1	CCO Holdings LLC, 5.25%, 9/30/22				$479,105
	1,060,000		B+/B2	Univision Communications, Inc., 5.125%, 2/15/25 (144A)				1,041,450
								$1,520,555
				Cable & Satellite - 0.5%
	1,440,000		BB-/B1	CCO Holdings LLC, 5.75%, 9/1/23				$1,479,600
	1,720,000		BB-/Ba3	DISH DBS Corp., 5.875%, 11/15/24				1,645,180
	1,220,000		NR/Ba1	Neptune Finco Corp., 6.625%, 10/15/25 (144A)				1,284,050
								$4,408,830
				Movies & Entertainment - 0.6%
	2,000,000		B-/B3	Regal Entertainment Group, Inc., 5.75%, 2/1/25				$1,965,000
	2,650,000		CCC/Caa3	SFX Entertainment, Inc., 9.625%, 2/1/19 (144A)				1,855,000
	1,625,000		B-/Caa1	WMG Acquisition Corp., 6.75%, 4/15/22 (144A)				1,504,149
								$5,324,149
				Publishing - 0.3%
	1,505,000		BB+/Ba1	Gannett Co., Inc., 6.375%, 10/15/23				$1,625,400
	1,000,000		B/B1	MPL 2 Acquisition Canco, Inc., 9.875%, 8/15/18 (144A)				1,050,000
								$2,675,400
				Total Media				$14,692,059
				Retailing - 1.5%
				Department Stores - 0.2%
	1,645,000		B+/Ba3	Dollar Tree, Inc., 5.75%, 3/1/23 (144A)				$1,733,419
				Computer & Electronics Retail - 0.2%
	1,985,000		B+/B1	Rent-A-Center, Inc., 4.75%, 5/1/21				$1,627,700
				Specialty Stores - 0.7%
	1,550,000		B-/B3	Argos Merger Sub, Inc., 7.125%, 3/15/23 (144A)				$1,631,375
	4,150,000		BB-/NR	Outerwall, Inc., 5.875%, 6/15/21				3,828,375
	460,000		CCC+/Caa1	Petco Holdings, Inc., 8.5%, 10/15/17 (8.50% Cash, 9.25% PIK) (144A) (PIK)				468,050
	250,000		B/B3	Radio Systems Corp., 8.375%, 11/1/19 (144A)				265,312
								$6,193,112
				Automotive Retail - 0.4%
	4,130,000		B/B3	DriveTime Automotive Group, Inc., 8.0%, 6/1/21 (144A)				$3,840,900
				Total Retailing				$13,395,131
				Food & Staples Retailing - 0.4%
				Food Distributors - 0.1%
	685,000		B-/B3	KeHE Distributors LLC, 7.625%, 8/15/21 (144A)				$722,675
				Food Retail - 0.3%
	2,825,000		NR/B3	Tops Holding LLC, 8.0%, 6/15/22 (144A)				$2,923,875
				Total Food & Staples Retailing				$3,646,550
				Food, Beverage & Tobacco - 1.7%
				Agricultural Products - 0.1%
	455,000		BB+/Ba3	Darling Ingredients, Inc., 5.375%, 1/15/22				$451,588
	270,000		B-/Caa1	Southern States Cooperative, Inc., 10.0%, 8/15/21 (144A)				234,900
	550,000		CCC-/NR	Tonon Luxembourg SA, 10.5%, 5/14/24 (144A)				363,000
								$1,049,488
				Packaged Foods & Meats - 1.3%
	214,000		NR/Ba3	Chiquita Brands International, Inc., 7.875%, 2/1/21				$227,108
	1,710,000		CCC+/B3	Dole Food Co., Inc., 7.25%, 5/1/19 (144A)				1,715,985
	125,000		B/B3	FAGE Dairy Industry SA, 9.875%, 2/1/20 (144A)				130,312
	1,800,000		BB+/NR	JBS Investment Management GmbH,, 7.25%, 4/3/24				1,849,500
	325,000		BB+/NR	JBS Investments GmbH, 7.75%, 10/28/20 (144A)				346,288
	1,350,000		BB+/B2	Pilgrim's Pride Corp., 5.75%, 3/15/25 (144A)				1,380,375
	1,775,000		B/B3	Post Holdings, Inc., 6.0%, 12/15/22 (144A)				1,783,875
	3,375,000		B/B3	Post Holdings, Inc., 6.75%, 12/1/21 (144A)				3,493,125
	800,000		B/B3	Post Holdings, Inc., 7.75%, 3/15/24 (144A)				852,000
	510,000		B/B3	Post Holdings, Inc., 8.0%, 7/15/25 (144A)				553,350
								$12,331,918
				Tobacco - 0.3%
	3,300,000		CCC/Caa2	Alliance One International, Inc., 9.875%, 7/15/21				$2,842,125
				Total Food, Beverage & Tobacco				$16,223,531
				Household & Personal Products - 0.5%
				Household Products - 0.1%
	1,205,000		BB/Ba3	Energizer Holdings, Inc., 5.5%, 6/15/25 (144A)				$1,229,100
				Personal Products - 0.4%
	1,555,256		CCC+/Caa1	Monitronics International, Inc., 9.125%, 4/1/20				$1,353,073
	2,400,000		B/B2	Revlon Consumer Products Corp., 5.75%, 2/15/21				2,430,000
								$3,783,073
				Total Household & Personal Products				$5,012,173
				Health Care Equipment & Services - 1.6%
				Health Care Supplies - 0.2%
	1,345,000		CCC+/Caa1	Sterigenics-Nordion Holdings LLC, 6.5%, 5/15/23 (144A)				$1,353,406
				Health Care Services - 0.3%
	1,555,000		CCC-/Caa2	BioScrip, Inc., 8.875%, 2/15/21				$1,201,238
	1,210,000		B-/B3	ExamWorks Group, Inc., 5.625%, 4/15/23				1,258,400
	80,000		CCC+/Caa2	Truven Health Analytics, Inc., 10.625%, 6/1/20				83,800
								$2,543,438
				Health Care Facilities - 1.1%
	2,540,000		B-/B3	CHS, 6.875%, 2/1/22				$2,559,050
	1,065,000		B-/B3	CHS, Inc., 8.0%, 11/15/19				1,107,600
	1,820,000		B+/B1	HealthSouth Corp., 5.75%, 9/15/25 (144A)				1,812,038
	3,175,000		B-/B2	Kindred Healthcare Inc., 6.375%, 4/15/22				3,000,375
	430,000		B-/B2	Kindred Healthcare Inc., 8.0%, 1/15/20				430,000
	2,085,000		B-/B3	Universal Hospital Services, Inc., 7.625%, 8/15/20				1,988,569
								$10,897,632
				Health Care Technology - 0.0%+
	100,000		B/B3	MedAssets, Inc., 8.0%, 11/15/18				$101,875
				Total Health Care Equipment & Services				$14,896,351
				Pharmaceuticals, Biotechnology & Life Sciences - 1.0%
				Pharmaceuticals - 1.0%
	1,255,000		B/B1	Endo Finance LLC, 5.375%, 1/15/23 (144A)				$1,230,778
	1,260,000		B/B1	Endo Finance LLC, 5.75%, 1/15/22 (144A)				1,231,650
	2,885,000		B/NR	Endo, Ltd., 6.0%, 7/15/23 (144A)				2,885,000
	3,000,000		BB-/B1	Mallinckrodt International Finance SA, 5.5%, 4/15/25 (144A)				2,729,070
	1,540,000		B-/B1	Valeant Pharmaceuticals International, Inc., 5.875%, 5/15/23 (144A)				1,296,488
								$9,372,986
				Total Pharmaceuticals, Biotechnology & Life Sciences				$9,372,986
				Banks - 1.1%
				Diversified Banks - 0.7%
	1,675,000	6.50	BB+/Ba2	Bank of America Corp., Floating Rate Note, 10/23/49				$1,750,392
	1,950,000	6.25	BB+/Ba2	Bank of America Corp., Floating Rate Note, 9/29/49				1,977,398
	2,100,000	5.88	BBB/Baa2	Wells Fargo & Company, Floating Rate Note (Perpetual)				2,221,170
								$5,948,960
				Thrifts & Mortgage Finance - 0.4%
	4,125,000		B/Ba3	Provident Funding Associates LP, 6.75%, 6/15/21 (144A)				3,960,000
				Total Banks				$9,908,960
				Diversified Financials - 1.2%
				Other Diversified Financial Services - 0.1%
	540,000	6.75	BBB-/Baa3	JPMorgan Chase & Co., Floating Rate Note, 8/29/49				$585,900
				Specialized Finance - 0.6%
	100,000		BBB-/NR	Cantor Fitzgerald LP, 7.875%, 10/15/19 (144A)				$109,356
	1,195,000		BB+/Ba2	MSCI, Inc., 5.75%, 8/15/25 (144A)				1,260,128
	1,995,000		B+/B2	Nationstar Mortgage LLC, 6.5%, 6/1/22				1,795,500
	1,915,000		B+/B2	Nationstar Mortgage LLC, 6.5%, 7/1/21				1,752,225
	455,000		B+/B2	Nationstar Mortgage LLC, 6.5%, 8/1/18				446,469
	450,000		B/B1	Oxford Finance LLC, 7.25%, 1/15/18 (144A)				461,250
								$5,824,928
				Consumer Finance - 0.1%
	1,290,000		B/B3	TMX Finance LLC, 8.5%, 9/15/18 (144A)				$1,012,650
				Asset Management & Custody Banks - 0.1%
	400,000	4.50	BBB/Baa1	The Bank of New York Mellon Corp., Floating Rate Note (Perpetual)				$372,000
				Diversified Capital Markets - 0.3%
	2,710,000		BB/Ba2	Quicken Loans, Inc., 5.75%, 5/1/25 (144A)				2,689,675
				Total Diversified Financials				$10,485,153
				Insurance - 2.3%
				Life & Health Insurance - 0.0%+
	300,000	5.65	BB+/Baa3	Voya Financial, Inc., Floating Rate Note, 5/15/53				$303,750
				Reinsurance - 2.3%
	187,586		NR/NR	Altair Re, Variable Rate Notes, 6/30/16 (g)				$13,262
	1,000,000		NR/NR	Arlington Segregated Account (Kane SAC Ltd.), Variable Rate Notes, 8/31/16 (g)				1,034,000
	250,000	4.37	BB+/NR	Blue Danube II, Ltd., Floating Rate Note, 5/23/18 (Cat Bond) (144A)				248,725
	250,000	5.25	BB-/NR	Caelus Re, Ltd., Floating Rate Note, 3/7/16 (Cat Bond) (144A)				252,350
	500,000	6.86	NR/NR	Caelus Re, Ltd., Floating Rate Note, 4/7/17 (Cat Bond) (144A)				516,050
	700,000		NR/NR	Carnoustie Segregated Account (Kane SAC Ltd.), Variable Rate Notes, 2/19/16 (g)				767,410
	800,000		NR/NR	Clarendon Segregated Account (Kane SAC Ltd.), Variable Rate Notes, 6/15/16 (g)				793,200
	500,000	0.00	NR/NR	Compass Re II, Ltd., Floating Rate Note, 12/8/15 (Cat Bond)				498,100
	1,141,875		NR/NR	Exeter Segregated Account (Kane SAC Ltd.), Variable Rate Notes, 1/7/16 (g)				1,242,132
	550,000	2.20	BB+/NR	Golden State Re II, Ltd., Floating Rate Note, 1/8/19 (Cat Bond) (144A)				547,305
	1,300,000		NR/NR	Gullane Segregated Account (Kane SAC Ltd.), Variable Rate Notes, 1/22/17 (g)				1,436,240
	420,500		NR/NR	Hereford Segregated Account (Kane SAC Ltd.), Variable Rate Notes, 1/7/16 (g)				496,905
	700,000	3.76	BB-/NR	Kilimanjaro Re, Ltd., Floating Rate Note, 11/25/19 (Cat Bond) (144A)				693,770
	1,000,000		NR/NR	Lorenz Re, Ltd., Variable Rate Notes, 3/31/18 (g)				1,068,900
	800,400		NR/NR	Muirfield Segregated Account (Kane SAC Ltd.), Variable Rate Notes, 1/12/16 (g)				896,128
	500,000	8.73	B+/NR	Mythen Re, Ltd., Series 2012-2 Class A, Floating Rate Note, 1/5/17 (Cat Bond) (144A)				516,300
	250,000	11.88	B-/NR	Mythen Re, Ltd., Series 2012-2 Class A, Floating Rate Note, 11/10/16 (Cat Bond) (144A)				258,425
	1,200,000		NR/NR	Pangaea Re, Series 2015-1, Principal at Risk Notes, 2/1/19 (g)				1,368,600
	2,000,000		NR/NR	Pangaea Re, Series 2015-2, Principal at Risk Notes, 11/30/19 (g)				2,074,800
	1,050,000		NR/NR	Pangaea Re., Variable Rate Notes, 7/1/18 (g)				18,900
	500,000	8.60	B/NR	Queen Street VII Re, Ltd., Floating Rate Note, 4/8/16 (Cat Bond) (144A)				501,100
	500,000	4.54	BB+/NR	Residential Reinsurance 2012, Ltd., Floating Rate Note, 12/6/16 (Cat Bond) (144A)				506,450
	600,000	5.78	BB/NR	Residential Reinsurance 2012, Ltd., Floating Rate Note, 12/6/16 (Cat Bond) (144A)				615,000
	250,000	10.03	BB-/NR	Residential Reinsurance 2012, Ltd., Floating Rate Note, 6/6/16 (Cat Bond) (144A)				261,100
	500,000	3.01	BB+/NR	Sanders Re, Ltd., Floating Rate Note, 5/25/18 (Cat Bond) (144A)				491,450
	250,000	4.00	BB/NR	Sanders Re, Ltd., Floating Rate Note, 5/5/17 (Cat Bond) (144A)				251,325
	800,000		NR/NR	Sector Re V, Ltd., Variable Rate Notes, 3/1/20 (144A) (g)				843,920
	700,000		NR/NR	Silverton Re, Ltd., Variable Rate Notes, 9/18/17 (144A) (g)				811,580
	250,000	16.32	NR/NR	Successor X, Ltd., Floating Rate Note, 11/10/15 (Cat Bond) (144A)				250,325
	825,900		NR/NR	Troon Segregated Account (Kane SAC Ltd.), Variable Rate Notes, 1/12/16 (g)				897,093
	800,000		NR/NR	Versutus Ltd., Series 2015-A, Variable Rate Notes, 12/31/2017 (g)				927,840
								$21,098,685
				Total Insurance				$21,402,435
				Real Estate - 0.8%
				Diversified REIT - 0.1%
	1,130,000		BBB-/Ba1	MPT Operating Partnership LP, 5.5%, 5/1/24				$1,152,600
				Specialized REIT - 0.4%
	1,038,146		NR/NR	AAF Holdings LLC, 12.0%, 7/1/19 (144A) (12.0% cash, 0.0% PIK) (PIK)				$1,087,458
	2,500,000		BB/B1	Communications Sales & Leasing, Inc., 6.0%, 4/15/23 (144A)				2,431,250
								$3,518,708
				Diversified Real Estate Activities - 0.2%
	1,260,000		B+/B1	Alam Synergy Pte, Ltd., 9.0%, 1/29/19 (144A)				$1,209,600
				Real Estate Services - 0.1%
	1,210,000		BB-/B2	Kennedy-Wilson, Inc., 5.875%, 4/1/24				$1,199,412
				Total Real Estate				$7,080,320
				Software & Services - 0.9%
				Internet Software & Services - 0.3%
	1,245,000		B+/B2	Bankrate, Inc., 6.125%, 8/15/18 (144A)				$1,249,669
	1,000,000		B/Ba3	Cimpress NV, 7.0%, 4/1/22 (144A)				1,007,500
	325,000		BB/Ba3	j2 Global, Inc., 8.0%, 8/1/20				345,719
								$2,602,888
				Data Processing & Outsourced Services - 0.6%
	1,700,000		BB-/B1	Audatex North America, Inc., 6.125%, 11/1/23 (144A)				$1,710,625
	130,000		B-/Caa1	First Data Corp., 11.75%, 8/15/21				148,200
	1,340,000		B/Caa1	First Data Corp., 7.0%, 12/1/23 (144A)				1,363,450
	2,650,000		B+/B2	NeuStar, Inc., 4.5%, 1/15/23				2,279,000
								$5,501,275
				Total Software & Services				$8,104,163
				Technology Hardware & Equipment - 0.5%
				Communications Equipment - 0.2%
	570,000		B/B3	CommScope Holding Co., Inc., 6.625%, 6/1/20 (6.625% Cash, 7.375% PIK) (144A) (PIK)				$592,800
	1,190,000		NR/NR	CommScope Technologies Finance LLC, 6.0%, 6/15/25 (144A)				1,207,850
								$1,800,650
				Computer Hardware Storage & Perhipherals - 0.2%
	1,700,000		BB/Ba3	NCR Corp., 6.375%, 12/15/23				$1,751,000
				Electronic Equipment Manufacturers - 0.1%
	1,150,000		B+/B2	Zebra Technologies Corp., 7.25%, 10/15/22				$1,254,938
				Total Technology Hardware & Equipment				$4,806,588
				Semiconductors & Semiconductor Equipment - 0.7%
				Semiconductor Equipment - 0.3%
	2,100,000		BB-/B3	Entegris, Inc., 6.0%, 4/1/22 (144A)				$2,163,000
				Semiconductors - 0.4%
	395,000		CCC/Caa2	Advanced Micro Devices, Inc., 6.75%, 3/1/19				$304,150
	2,600,000		CCC/Caa2	Advanced Micro Devices, Inc., 7.0%, 7/1/24				1,820,000
	835,000		CCC/Caa2	Advanced Micro Devices, Inc., 7.5%, 8/15/22				605,375
	1,225,000		BB/Ba3	Micron Technology, Inc., 5.5%, 2/1/25				1,166,812
								$3,896,337
				Total Semiconductors & Semiconductor Equipment				$6,059,337
				Telecommunication Services - 3.2%
				Integrated Telecommunication Services - 2.0%
	700,000		BB/Ba2	CenturyLink, Inc., 6.45%, 6/15/21				$705,250
	1,325,000		BB/Ba2	CenturyLink, Inc., 6.75%, 12/1/23				1,314,930
	450,000		BB/Ba2	CenturyLink, Inc., 7.6%, 9/15/39				384,750
	1,000,000		B/B3	Cincinnati Bell, Inc., 8.375%, 10/15/20				1,042,500
	1,920,000		BB-/Ba3	Frontier Communications Corp., 11.0%, 9/15/25 (144A)				2,012,390
	4,200,000		BB-/Ba3	Frontier Communications Corp., 7.125%, 1/15/23				3,748,500
	157,000		BB-/Ba3	Frontier Communications Corp., 8.5%, 4/15/20				161,710
	160,000		BB-/Ba3	Frontier Communications Corp., 8.75%, 4/15/22				154,000
	800,000		BB-/Ba3	Frontier Communications Corp., 9.25%, 7/1/21				813,000
	1,200,000		BB-/B3	GCI, Inc., 6.75%, 6/1/21				1,242,000
	3,000,000		BB-/B3	GCI, Inc., 6.875%, 4/15/25				3,090,000
	770,000		BB-/B2	Windstream Corp., 7.5%, 6/1/22				640,062
	2,680,000		BB-/B2	Windstream Services LLC, 6.375%, 8/1/23				2,123,900
	590,000		BB-/B2	Windstream Services LLC, 7.75%, 10/1/21				507,400
								$17,940,392
				Wireless Telecommunication Services - 1.2%
	200,000		B-/B3	Altice Finco SA, 8.125%, 1/15/24 (144A)				$199,000
	6,555,000		B+/Caa1	Sprint Corp., 7.125%, 6/15/24				5,756,109
	2,000,000		B+/Caa1	Sprint Corp., 7.25%, 9/15/21				1,837,500
	3,000,000		BB/Ba3	T-Mobile USA, Inc., 6.625%, 4/1/23				3,064,680
	100,000		NR/NR	Unison Ground Lease Funding LLC, 5.78%, 3/16/43 (144A)				98,872
	100,000		NR/NR	WCP Issuer llc, 6.657%, 8/15/20 (144A)				103,217
								$11,059,378
				Total Telecommunication Services				$28,999,770
				Utilities - 2.3%
				Electric Utilities - 0.7%
	865,000		BB-/B3	ContourGlobal Power Holdings SA, 7.125%, 6/1/19 (144A)				$862,838
	2,765,000		B+/Ba3	Talen Energy Supply LLC, 4.625%, 7/15/19 (144A)				2,529,422
	2,200,000		B+/Ba3	Talen Energy Supply LLC, 6.5%, 6/1/25 (144A)				1,952,500
								$5,344,760
				Gas Utilities - 0.3%
	625,000		B+/B2	Ferrellgas LP, 6.5%, 5/1/21				$579,688
	2,305,000		B+/B2	Ferrellgas LP, 6.75%, 1/15/22				2,138,256
								$2,717,944
				Independent Power Producers & Energy Traders - 1.3%
	2,500,000		BB-/Ba3	AES Corp., 5.5%, 4/15/25				$2,325,000
	4,550,000		BB-/B1	NRG Energy, Inc., 6.25%, 5/1/24				4,072,250
	600,000		BB-/B1	NRG Energy, Inc., 6.25%, 7/15/22				552,000
	635,000		BB-/B1	NRG Energy, Inc., 6.625%, 3/15/23				590,550
	3,025,000		B+/B2	TerraForm Power, 9.75%, 8/15/22 (144A)				2,707,375
	1,955,000		BB-/B1	TerraForm Power Operating LLC, 5.875%, 2/1/23 (144A)				1,803,488
	825,000		BB-/B1	TerraForm Power Operating LLC, 6.125%, 6/15/25 (144A)				742,500
								$12,793,163
				Total Utilities				$20,855,867
				TOTAL CORPORATE BONDS
				(Cost $398,209,324)				$366,735,771

				U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 0.5%
	2,339,802		AA+/Aaa	U.S. Treasury Inflation Indexed Bonds, 0.375%, 7/15/25				$2,282,161
	2,412,197		AA+/Aaa	U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/45				2,139,474
								$4,421,635
				TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
				(Cost $4,456,377)				$4,421,635

				FOREIGN GOVERNMENT BONDS - 1.7%
CLP	901,000,000		AA-/Aa3	Chile Government International Bond, 5.5%, 8/5/20				$1,352,237
IDR	34,892,000,000		BB+/Baa3	Indonesia Treasury Bond, 8.375%, 3/15/24				2,483,112
IDR	34,120,000,000		BB+/Baa3	Indonesia Treasury Bond, 9.0%, 3/15/29				2,474,040
MXN	57,418,100		A/A3	Mexican Bonos, 10.0%, 12/5/24				4,453,526
PHP	76,000,000		BBB/Baa2	Philippine Government International Bond, 6.25%, 1/14/36				1,804,417
RUB	258,623,000		BBB-/Ba1	Russian Federal Bond - OFZ, 7.05%, 1/19/28				3,259,778
								$15,827,110
				TOTAL FOREIGN GOVERNMENT BONDS
				(Cost $15,491,331)				$15,827,110

				SENIOR FLOATING RATE LOAN INTERESTS - 1.2%**
				Energy - 0.1%
				Oil & Gas Drilling - 0.1%
	1,034,680	7.50	B/B3	Jonah Energy LLC, Term Loan (Second Lien), 5/8/21				$814,810
				Total Energy				$814,810
				Materials - 0.1%
				Diversified Metals & Mining - 0.1%
	372,500	3.75	BB+/NR	Fortescue Metals Group Ltd., Bank Loan, 6/30/19				$316,532
				Total Materials				$316,532
				Capital Goods - 0.0%+
				Electrical Components & Equipment - 0.0%+
	229,031	5.25	NR/NR	Pelican Products, Inc., Term Loan (First Lien), 4/8/20				$228,029
				Industrial Conglomerates - 0.0%+
	50,532	8.25	B-/Caa1	Filtration Group Corp., Initial Term Loan (Second Lien), 11/15/21				$50,490
				Total Capital Goods				$278,519
				Commercial Services & Supplies - 0.0%+
				Security & Alarm Services - 0.0%+
	26,232	4.25	B/Ba3	Monitronics International, Inc., Term B Loan, 3/23/18				$26,114
				Total Commercial Services & Supplies				$26,114
				Consumer Durables & Apparel - 0.0%+
				Leisure Products - 0.0%+
	113,143	3.75	BB-/Ba3	Bombardier Recreational Products, Inc., Term B-2 Loan, 1/30/19				$113,214
				Total Consumer Durables & Apparel				$113,214
				Media - 0.6%
				Broadcasting - 0.0%+
	58,446	4.00	B+/B2	Univision Communications, Inc., Replacement First-Lien Term Loan, 3/1/20				$58,088
				Cable & Satellite - 0.5%
	4,820,000	0.00	NR/Baa3	Charter Communications Operating, LLC (aka CCO Safari LLC) First Lien Bridge Loan, 5/26/16 (h)				$4,820,000
				Publishing - 0.1%
	884,250	6.25	BB-/NR	McGraw-Hill School Education Holdings llc, Term B Loan, 12/18/19				885,079
				Total Media				$5,763,167
				Food & Staples Retailing - 0.1%
				Food Distributors - 0.1%
	700,000	8.25	CCC+/Caa1	Del Monte Foods Consumer Products,Term Loan (Second Lien), 5/26/21				635,833
				Total Food & Staples Retailing				$635,833
				Health Care Equipment & Services - 0.2%
				Health Care Services - 0.2%
	67,836	6.50	B/B1	Ardent Legacy Acquisitions, Inc.(Ardent Mergeco, L.L.C.) Term Loan, 7/31/21				$67,921
	89,103	6.50	B-/B2	BioScrip, Inc., Initial Term B Loan, 7/31/20				81,975
	44,551	6.50	B-/B2	BioScrip, Inc., Term Loan, 7/31/20				40,987
	2,025,000	8.33	NR/Caa1	MJ Acquisition Corp., 2nd Lien Term Loan, 4/8/23				2,035,125
								$2,226,008
				Total Health Care Equipment & Services				$2,226,008
				Pharmaceuticals, Biotechnology & Life Sciences - 0.0%+
				Biotechnology - 0.0%+
	249,375	7.00	B/B3	Lantheus Medical Imaging, Inc., Initial Term Loan, 6/25/22				$233,166
				Total Pharmaceuticals, Biotechnology & Life Sciences				$233,166
				Banks - 0.0%+
				Thrifts & Mortgage Finance - 0.0%+
	54,988	5.50	B+/B2	Ocwen Financial Corp., Initial Term Loan, 1/15/18				$55,136
				Total Banks				$55,136
				Software & Services - 0.1%
				IT Consulting & Other Services - 0.1%
	740,625	5.75	B-/B1	Evergreen Skills Lux Sarl, Initial Term Loan (First Lien), 4/23/21				$619,348
				Application Software - 0.0%+
	95,549	4.25	B+/B1	Vertafore, Inc., Term Loan (2013), 10/3/19				$95,658
				Total Software & Services				$715,006
				TOTAL SENIOR FLOATING RATE LOAN INTERESTS
				(Cost $11,533,224)				$11,177,505

	Shares			EXCHANGE TRADED FUNDS - 1.6%
	740,901			Blackrock Munivest Fund, Inc.				$7,423,828
	498,434			Blackrock Muniyield Fund, Inc.				7,252,215
								$14,676,043
				TOTAL EXCHANGE TRADED FUNDS
				(Cost $14,077,545)				$14,676,043

				TOTAL INVESTMENT IN SECURITIES - 99.2%
				(Cost $965,640,890) (a)				$909,335,228

				CALL OPTIONS WRITTEN - (0.0)%+
	Principal Amount ($)			Description	Counterparty	Strike Price	Expiration Date	Value
	(262)			Keurig Green Mountain, Inc.	Citibank	62.50	11/20/15	$(19,126)
	(262)			Keurig Green Mountain, Inc.	Citibank	65.00	11/20/15	(12,838)
				TOTAL CALL OPTIONS WRITTEN				$(31,964)
				(Premiums received $(176,585))				$(31,964)

				OTHER ASSETS & LIABILITIES - 0.8%				$7,063,557

				TOTAL NET ASSETS - 100.0%				$916,430,749

	+			Amount rounds to less than 0.1% or (0.1)%.

	*			Non-income producing security.

	(PIK)			Represents a pay-in-kind security.

	(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933.  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At October 30, 2015, the value of these securities amounted to $201,772,889 or 22.0% of total net assets.

	REIT			Real Estate Investment Trust.

	(Step)			Step up bond issued with an initial coupon rate which converts to a higher rate at a later date

	(Cat Bond)			Catastrophe or Event Linked Bond. At October 31, 2015, the value of these securities amounted to $6,407,775 or 0.7% of total net assets.

	(Perpetual)			Security with no stated maturity date.

	REMICS			Real Estate Mortgage Investment Conduits.

	**
Senior floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major U.S. banks, (iii) the certificate of deposit or (iv) other base lending rates used by commercial lenders. The rate shown is the coupon rate at period end.

	(a)			At October 31, 2015, the net unrealized depreciation on investments based on
				cost for federal income tax purposes of $965,640,890 was as follows:

				Aggregate gross unrealized appreciation for all investments in which
				there is an excess of value over tax cost				$27,029,685

				Aggregate gross unrealized depreciation for all investments in which
				there is an excess of tax cost over value				(83,335,347)

				Net unrealized depreciation				$(56,305,662)

	(b)			Debt obligation with a variable interest rate. Rate shown is rate at period end

	(c)			Security represents the interest only portion payments on a pool of underlying mortgages or
				mortgage-backed securities.

	(d)			Security issued with a zero coupon. Income is earned through accrection of discount.

	(e)			Security is valued using fair value methods (other than prices supplied by independent pricing services or broker-dealers). See Notes to Financial Statements — Note 1A.

	(f)			Security is in default and is non-income producing.

	(g)			Structured reinsurance investment. At October 31, 2015, the value of these securities amounted to $14,690,910 or 1.6% of total net assets.

	(h)			Rate to be determined.

				Principal amounts are denominated in U.S. Dollars unless otherwise noted:
		CLP		Chilean Peso
		IDR		Indonesian Rupiah
		MXN		Mexican Peso
		PHP		Philippine Peso
		RUB		Russian Ruble

	CREDIT DEFAULT SWAP AGREEMENTS - SELL PROTECTION

	Notional Principal ($) (1)	Counterparty	Obligation Entity/Index	Coupon	Credit Rating (2)	Expiration Date	Premiums Paid	Unrealized Appreciation
	2,000,000	Morgan Stanley Capital Services LLC	MBIA Insurance Corp.	5.00%	A-	12/20/15	(110,000)	85,000

(1)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.
(2)	Based on Standard & Poor's rating of the issuer.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities.
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The following is a summary of the inputs used as of October 31, 2015, in valuing the Fund’s assets:

		Level 1	Level 2	Level 3	Total
	Convertible Corporate Bonds
	Preferred Stocks	$ -	$ 5,034,147	$ -	$ 5,034,147
	Transportation
	Air Freight & Logistics	-	21,848	-	21,848
	All Other Preferred Stocks	956,643	-	-	956,643
	Convertible Preferred Stocks
	Energy
	Oil & Gas Exploration & Production	-	63,875	-	63,875
	All Other Convertible Preferred Stocks	1,072,796	-	-	1,072,796
	Common Stocks
	Capital Goods
	Industrial Machinery	-	-	31	31
	Transportation
	Air Freight & Logistics	-	10,094	-	10,094
	All Other Common Stocks	448,662,937	-	-	448,662,937
	Asset Backed Securities	-	10,592,435	-	10,592,435
	Collateralized Mortgage Obligations	-	30,082,358	-	30,082,358
	Corporate Bonds
	Capital Goods
	Industrial Machinery	-	-	42,291	42,291
	Insurance
	Reinsurance	-	6,407,775	14,690,910	21,098,685
	All Other Corporate Bonds	-	345,594,795	-	345,594,795
	U.S. Government and Agency Obligations	-	4,421,635	-	4,421,635
	Foreign Government Bonds	-	15,827,110	-	15,827,110
	Senior Floating Rate Loan Interests	-	11,177,505	-	11,177,505
	Exchange Traded Funds	14,676,043	-	-	14,676,043
	Total	$ 465,368,419	$ 429,233,577	$ 14,733,232	$ 909,335,228

	Other Financial Instruments
	Net unrealized depreciation on futures contracts	$ (4,311,982)	$ -	$ -	$ (4,311,982)
	Net unrealized appreciation on written options	144,621	-	-	144,621
	Net unrealized appreciation on credit default swaps	-	-	-	85,000
	Total Other Financial Instruments	$ (4,167,361)	$ -	$ -	$ (4,082,361)

The following is a reconciliation of assets valued using significant observable inputs (Level 3):
		Common Stocks	Corporate Bonds	Total

	Balance as of 7/31/15	$ 31	$ 14,654,343	$ 14,654,374
	Realized gain (loss)1	-	8,400	8,400
	Change in unrealized appreciation (depreciation)2	-	675,778	675,778
	Purchases	-	3,080	3,080
	Sales	-	(608,400)	(608,400)
	Transfers in and out of Level 3 Categories	-	-	-
	Transfers in and out to Level 3*	-	-	-
	Balance as of 10/31/15	$ 31	$ 14,733,201	$ 14,733,232

1	Realized gain (loss) on these securities is included in the net realized gain (loss) from investments in the Statement of Operations.

2	Unrealized appreciation (depreciation) on these securities is included in the change in unrealized
	appreciation (depreciation) on investments in the Statement of Operations.

*	Transfers are calculated on the beginning of period values. During the period ended October 31, 2015, there were
	no transters between Levels 1, 2 and 3.

	Net change in unrealized appreciation (depreciation) of investments
	still held as of 10/31/15	$ 675,778
ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure
controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR
270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b)
under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b)
under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))
that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below:

                             CERTIFICATIONS

I, [identify the certifying individual], certify that:

1.  I have reviewed this report on Form N-Q of [identify registrant];

2.  Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.  Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.  The registrants other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in
Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

  (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

  (b)  Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

  (c)  Evaluated the effectiveness of the registrants disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

  (d)  Disclosed in this report any change in the registrants internal control over financial reporting that occurred during the registrants most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting;
  and

5.  The registrants other certifying officer(s) and I have disclosed to the registrants auditors and the audit committee of the registrants board of directors (or persons performing the equivalent functions):

  (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrants ability to record, process, summarize, and report financial information; and

  (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrants internal control over financial reporting.

Date:                                                  [Signature] [Title]

Filed herewith.


                                   SIGNATURES

                          [See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pioneer Series Trust IV

By (Signature and Title)* /s/ Lisa M.Jones
                          -----------------------
                          Lisa M.Jones, President and Chief Executive Officer

Date December 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Lisa M.Jones
                          -----------------------
                          Lisa M.Jones, President and Chief Executive Officer

Date December 21, 2015

By (Signature and Title)* /s/ Mark E. Bradley
                          -----------------
                          Mark E. Bradley, Treasurer and Chief Accounting
                                        and Financial Officer

Date December 21, 2015

* Print the name and title of each signing officer under his or her signature.